Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (54.7%)
U.S. Government Securities (54.0%)
	United States Treasury Note/Bond	6.125%	8/15/29	21,090	23,443
	United States Treasury Note/Bond	3.625%	8/31/29	93,387	93,679
	United States Treasury Note/Bond	3.500%	9/30/29	7,475	7,453
	United States Treasury Note/Bond	3.875%	9/30/29	142,560	144,387
	United States Treasury Note/Bond	4.000%	10/31/29	293,033	298,527
	United States Treasury Note/Bond	3.875%	11/30/29	282,043	285,745
	United States Treasury Note/Bond	3.875%	12/31/29	303,156	307,135
	United States Treasury Note/Bond	3.500%	1/31/30	297,145	295,659
	United States Treasury Note/Bond	1.500%	2/15/30	10,391	9,327
	United States Treasury Note/Bond	4.000%	2/28/30	284,730	290,202
	United States Treasury Note/Bond	3.625%	3/31/30	297,343	297,529
	United States Treasury Note/Bond	3.500%	4/30/30	299,380	297,743
	United States Treasury Note/Bond	0.625%	5/15/30	443,956	376,947
	United States Treasury Note/Bond	6.250%	5/15/30	65,250	73,875
	United States Treasury Note/Bond	3.750%	5/31/30	287,405	289,336
	United States Treasury Note/Bond	3.750%	6/30/30	297,195	299,145
	United States Treasury Note/Bond	4.000%	7/31/30	288,900	294,543
	United States Treasury Note/Bond	0.625%	8/15/30	872,902	735,556
	United States Treasury Note/Bond	4.125%	8/31/30	307,525	315,549
	United States Treasury Note/Bond	4.625%	9/30/30	313,944	330,622
	United States Treasury Note/Bond	4.875%	10/31/30	315,743	336,957
	United States Treasury Note/Bond	0.875%	11/15/30	896,417	762,935
	United States Treasury Note/Bond	4.375%	11/30/30	325,790	338,872
	United States Treasury Note/Bond	3.750%	12/31/30	334,438	336,424
	United States Treasury Note/Bond	4.000%	1/31/31	352,562	359,503
	United States Treasury Note/Bond	1.125%	2/15/31	864,359	743,214
	United States Treasury Note/Bond	5.375%	2/15/31	70,571	77,562
	United States Treasury Note/Bond	4.250%	2/28/31	349,577	361,484
	United States Treasury Note/Bond	4.125%	3/31/31	354,737	364,381
	United States Treasury Note/Bond	4.625%	4/30/31	369,154	390,035
	United States Treasury Note/Bond	1.625%	5/15/31	861,774	759,708
	United States Treasury Note/Bond	4.625%	5/31/31	370,606	391,626
	United States Treasury Note/Bond	4.250%	6/30/31	358,734	371,402
	United States Treasury Note/Bond	4.125%	7/31/31	359,200	369,246
	United States Treasury Note/Bond	1.250%	8/15/31	935,505	798,834
	United States Treasury Note/Bond	3.750%	8/31/31	400,324	402,451
	United States Treasury Note/Bond	3.625%	9/30/31	336,635	335,951
	United States Treasury Note/Bond	1.375%	11/15/31	908,588	777,978
	United States Treasury Note/Bond	1.875%	2/15/32	862,339	761,553
	United States Treasury Note/Bond	2.875%	5/15/32	834,668	789,283
	United States Treasury Note/Bond	2.750%	8/15/32	815,858	762,445
	United States Treasury Note/Bond	4.125%	11/15/32	814,806	838,232
	United States Treasury Note/Bond	3.500%	2/15/33	813,537	799,427
	United States Treasury Note/Bond	3.375%	5/15/33	818,717	796,074
	United States Treasury Note/Bond	3.875%	8/15/33	888,045	895,399
	United States Treasury Note/Bond	4.500%	11/15/33	938,841	991,504
	United States Treasury Note/Bond	4.000%	2/15/34	984,081	1,001,149
	United States Treasury Note/Bond	4.375%	5/15/34	937,525	981,911
	United States Treasury Note/Bond	3.875%	8/15/34	760,148	765,374
					22,727,316
Agency Bonds and Notes (0.7%)
	Federal Home Loan Banks	4.750%	3/10/34	14,900	15,699
[1,2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	9,105	10,380
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	20,634	24,127
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	35,837	41,705
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	28,440	33,081
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	39,105	46,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	58,585	49,935
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	38,359	44,293
	Tennessee Valley Authority	7.125%	5/1/30	4,820	5,635
	Tennessee Valley Authority	1.500%	9/15/31	4,185	3,586
	Tennessee Valley Authority	4.375%	8/1/34	7,092	7,231
					281,724
Total U.S. Government and Agency Obligations (Cost $23,332,280)					23,009,040
Corporate Bonds (39.0%)
Communications (2.8%)
	Alphabet Inc.	1.100%	8/15/30	15,349	13,214
	America Movil SAB de CV	2.875%	5/7/30	5,711	5,268
	America Movil SAB de CV	4.700%	7/21/32	8,325	8,329
[1]	AT&T Inc.	4.300%	2/15/30	26,692	26,660
	AT&T Inc.	2.750%	6/1/31	19,098	17,263
	AT&T Inc.	2.250%	2/1/32	23,810	20,431
	AT&T Inc.	2.550%	12/1/33	13,884	11,704
	AT&T Inc.	5.400%	2/15/34	35,609	37,359
	Baidu Inc.	3.425%	4/7/30	5,725	5,456
	Baidu Inc.	2.375%	8/23/31	7,015	6,101
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	10,083	10,299
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	7,550	7,759
	Booking Holdings Inc.	4.625%	4/13/30	14,190	14,521
	British Telecommunications plc	9.625%	12/15/30	21,575	27,239
	Charter Communications Operating LLC	2.800%	4/1/31	13,266	11,347
	Charter Communications Operating LLC	2.300%	2/1/32	10,705	8,628
	Charter Communications Operating LLC	4.400%	4/1/33	9,058	8,292
	Charter Communications Operating LLC	6.650%	2/1/34	6,627	6,928
	Charter Communications Operating LLC	6.550%	6/1/34	11,450	11,894
	Comcast Corp.	2.650%	2/1/30	13,300	12,307
	Comcast Corp.	3.400%	4/1/30	14,236	13,651
	Comcast Corp.	4.250%	10/15/30	8,741	8,721
	Comcast Corp.	1.950%	1/15/31	15,241	13,227
	Comcast Corp.	1.500%	2/15/31	11,419	9,631
	Comcast Corp.	5.500%	11/15/32	6,975	7,465
	Comcast Corp.	4.250%	1/15/33	11,026	10,830
	Comcast Corp.	4.650%	2/15/33	17,363	17,614
	Comcast Corp.	7.050%	3/15/33	625	730
	Comcast Corp.	4.800%	5/15/33	14,412	14,695
	Comcast Corp.	5.300%	6/1/34	10,490	11,038
	Comcast Corp.	4.200%	8/15/34	8,450	8,171
	Deutsche Telekom International Finance BV	8.750%	6/15/30	29,346	35,438
	Discovery Communications LLC	3.625%	5/15/30	8,524	7,672
	Electronic Arts Inc.	1.850%	2/15/31	3,660	3,142
	Expedia Group Inc.	3.250%	2/15/30	7,874	7,429
	Expedia Group Inc.	2.950%	3/15/31	5,508	5,012
	FactSet Research Systems Inc.	3.450%	3/1/32	4,263	3,882
	Fox Corp.	3.500%	4/8/30	4,750	4,524
	Fox Corp.	6.500%	10/13/33	10,441	11,422
	Grupo Televisa SAB	8.500%	3/11/32	2,480	2,873
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,894	5,988
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	2,000	1,750
	Koninklijke KPN NV	8.375%	10/1/30	5,050	6,050
	Meta Platforms Inc.	4.800%	5/15/30	8,863	9,219
	Meta Platforms Inc.	4.550%	8/15/31	8,353	8,539
	Meta Platforms Inc.	3.850%	8/15/32	25,745	25,028
	Meta Platforms Inc.	4.950%	5/15/33	9,877	10,349
	Meta Platforms Inc.	4.750%	8/15/34	20,859	21,289
	Netflix Inc.	4.900%	8/15/34	3,640	3,764
	Omnicom Group Inc.	2.450%	4/30/30	5,076	4,572
	Omnicom Group Inc.	4.200%	6/1/30	4,944	4,907
	Omnicom Group Inc.	2.600%	8/1/31	6,132	5,434
	Orange SA	9.000%	3/1/31	19,725	24,399
	Paramount Global	7.875%	7/30/30	7,063	7,724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.950%	1/15/31	10,243	9,681
	Paramount Global	4.200%	5/19/32	8,580	7,616
	Paramount Global	5.500%	5/15/33	3,515	3,278
	Rogers Communications Inc.	3.800%	3/15/32	16,260	15,090
	Rogers Communications Inc.	5.300%	2/15/34	9,445	9,608
	Sprint Capital Corp.	8.750%	3/15/32	22,650	28,139
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,805	3,646
	Take-Two Interactive Software Inc.	5.600%	6/12/34	2,852	2,991
	Telefonica Europe BV	8.250%	9/15/30	9,150	10,777
	TELUS Corp.	3.400%	5/13/32	7,871	7,203
	Tencent Music Entertainment Group	2.000%	9/3/30	4,197	3,649
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	9,020	10,354
	T-Mobile USA Inc.	3.875%	4/15/30	52,182	50,746
	T-Mobile USA Inc.	2.550%	2/15/31	24,282	21,636
	T-Mobile USA Inc.	2.875%	2/15/31	6,990	6,354
	T-Mobile USA Inc.	3.500%	4/15/31	27,362	25,776
	T-Mobile USA Inc.	2.700%	3/15/32	9,679	8,533
	T-Mobile USA Inc.	5.200%	1/15/33	10,955	11,343
	T-Mobile USA Inc.	5.050%	7/15/33	24,289	24,896
	T-Mobile USA Inc.	5.150%	4/15/34	10,810	11,132
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	3,032	3,552
	Uber Technologies Inc.	4.300%	1/15/30	14,800	14,747
	Uber Technologies Inc.	4.800%	9/15/34	12,882	12,867
	VeriSign Inc.	2.700%	6/15/31	6,375	5,576
	Verizon Communications Inc.	4.016%	12/3/29	37,386	36,828
	Verizon Communications Inc.	3.150%	3/22/30	15,815	14,906
	Verizon Communications Inc.	1.500%	9/18/30	7,191	6,170
	Verizon Communications Inc.	1.680%	10/30/30	12,581	10,758
	Verizon Communications Inc.	7.750%	12/1/30	685	811
	Verizon Communications Inc.	1.750%	1/20/31	20,923	17,844
	Verizon Communications Inc.	2.550%	3/21/31	35,395	31,617
	Verizon Communications Inc.	2.355%	3/15/32	28,753	24,767
	Verizon Communications Inc.	5.050%	5/9/33	9,172	9,466
	Verizon Communications Inc.	4.500%	8/10/33	23,360	23,061
	Walt Disney Co.	3.800%	3/22/30	10,652	10,479
	Walt Disney Co.	2.650%	1/13/31	17,497	15,971
	Walt Disney Co.	6.550%	3/15/33	2,337	2,682
	Warnermedia Holdings Inc.	4.279%	3/15/32	40,997	36,411
	Weibo Corp.	3.375%	7/8/30	6,325	5,809
					1,163,948
Consumer Discretionary (2.5%)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	13,719	11,981
	Amazon.com Inc.	4.650%	12/1/29	8,317	8,593
	Amazon.com Inc.	1.500%	6/3/30	21,075	18,437
	Amazon.com Inc.	2.100%	5/12/31	29,208	25,859
	Amazon.com Inc.	3.600%	4/13/32	16,287	15,737
	Amazon.com Inc.	4.700%	12/1/32	23,305	24,219
	American Honda Finance Corp.	4.600%	4/17/30	6,940	7,035
[1]	American Honda Finance Corp.	5.050%	7/10/31	4,140	4,263
[1]	American Honda Finance Corp.	4.900%	1/10/34	11,822	12,025
	Aptiv plc	3.250%	3/1/32	5,274	4,718
	Aptiv plc	5.150%	9/13/34	5,525	5,439
	Aptiv plc	6.875%	12/15/54	1,950	1,969
	AutoNation Inc.	4.750%	6/1/30	4,162	4,147
	AutoNation Inc.	2.400%	8/1/31	3,728	3,159
	AutoNation Inc.	3.850%	3/1/32	8,590	7,922
	AutoZone Inc.	4.000%	4/15/30	7,526	7,388
	AutoZone Inc.	1.650%	1/15/31	4,801	4,053
	AutoZone Inc.	4.750%	8/1/32	3,070	3,084
	AutoZone Inc.	4.750%	2/1/33	5,849	5,854
	AutoZone Inc.	5.200%	8/1/33	4,560	4,682
	AutoZone Inc.	6.550%	11/1/33	4,260	4,765
	AutoZone Inc.	5.400%	7/15/34	7,350	7,618
	Best Buy Co. Inc.	1.950%	10/1/30	4,443	3,868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BorgWarner Inc.	5.400%	8/15/34	4,125	4,210
	Brunswick Corp.	2.400%	8/18/31	4,598	3,862
	Brunswick Corp.	4.400%	9/15/32	4,000	3,769
	Choice Hotels International Inc.	3.700%	12/1/29	3,023	2,862
	Choice Hotels International Inc.	5.850%	8/1/34	3,150	3,245
	Cornell University	4.835%	6/15/34	13,750	14,211
	Darden Restaurants Inc.	6.300%	10/10/33	4,220	4,599
	Dick's Sporting Goods Inc.	3.150%	1/15/32	6,195	5,581
	DR Horton Inc.	5.000%	10/15/34	3,200	3,240
	eBay Inc.	2.700%	3/11/30	6,453	5,955
	eBay Inc.	2.600%	5/10/31	4,540	4,059
	eBay Inc.	6.300%	11/22/32	2,410	2,678
[1]	Emory University	2.143%	9/1/30	5,091	4,582
	Ford Motor Co.	9.625%	4/22/30	1,830	2,167
	Ford Motor Co.	3.250%	2/12/32	20,310	17,303
	Ford Motor Co.	6.100%	8/19/32	15,746	16,126
	Ford Motor Credit Co. LLC	7.350%	3/6/30	11,888	12,863
	Ford Motor Credit Co. LLC	7.200%	6/10/30	2,581	2,781
	Ford Motor Credit Co. LLC	4.000%	11/13/30	12,270	11,324
	Ford Motor Credit Co. LLC	6.050%	3/5/31	9,070	9,308
	Ford Motor Credit Co. LLC	7.122%	11/7/33	18,744	20,237
	Ford Motor Credit Co. LLC	6.125%	3/8/34	19,118	19,352
	Fortune Brands Innovations Inc.	4.000%	3/25/32	1,474	1,405
	Fortune Brands Innovations Inc.	5.875%	6/1/33	6,875	7,375
	General Motors Co.	5.400%	10/15/29	6,810	6,975
	General Motors Co.	5.600%	10/15/32	15,225	15,734
	General Motors Financial Co. Inc.	5.850%	4/6/30	10,145	10,570
	General Motors Financial Co. Inc.	3.600%	6/21/30	8,504	7,934
	General Motors Financial Co. Inc.	2.350%	1/8/31	5,862	5,010
	General Motors Financial Co. Inc.	5.750%	2/8/31	5,198	5,374
	General Motors Financial Co. Inc.	2.700%	6/10/31	10,672	9,193
	General Motors Financial Co. Inc.	5.600%	6/18/31	7,245	7,429
	General Motors Financial Co. Inc.	3.100%	1/12/32	12,415	10,848
	General Motors Financial Co. Inc.	6.400%	1/9/33	9,900	10,569
	General Motors Financial Co. Inc.	6.100%	1/7/34	1,810	1,883
	General Motors Financial Co. Inc.	5.950%	4/4/34	12,235	12,631
	General Motors Financial Co. Inc.	5.450%	9/6/34	9,250	9,223
	Genuine Parts Co.	1.875%	11/1/30	4,232	3,633
	Genuine Parts Co.	6.875%	11/1/33	4,925	5,654
	GXO Logistics Inc.	2.650%	7/15/31	4,712	4,016
	GXO Logistics Inc.	6.500%	5/6/34	4,165	4,432
	Hasbro Inc.	3.900%	11/19/29	8,971	8,647
	Hasbro Inc.	6.050%	5/14/34	3,510	3,693
	Home Depot Inc.	2.700%	4/15/30	14,578	13,561
	Home Depot Inc.	1.375%	3/15/31	11,749	9,889
	Home Depot Inc.	4.850%	6/25/31	6,730	6,975
	Home Depot Inc.	1.875%	9/15/31	10,495	9,037
	Home Depot Inc.	3.250%	4/15/32	10,655	9,969
	Home Depot Inc.	4.500%	9/15/32	9,285	9,494
	Home Depot Inc.	4.950%	6/25/34	12,335	12,817
	Honda Motor Co. Ltd.	2.967%	3/10/32	13,982	12,746
	Hyatt Hotels Corp.	5.750%	4/23/30	3,950	4,137
	Hyatt Hotels Corp.	5.500%	6/30/34	3,150	3,215
	JD.com Inc.	3.375%	1/14/30	5,890	5,599
[1]	Johns Hopkins University	4.705%	7/1/32	4,083	4,195
	Las Vegas Sands Corp.	6.200%	8/15/34	5,000	5,233
	Lear Corp.	3.500%	5/30/30	3,985	3,736
	Lowe's Cos. Inc.	4.500%	4/15/30	6,640	6,723
	Lowe's Cos. Inc.	1.700%	10/15/30	8,403	7,227
	Lowe's Cos. Inc.	2.625%	4/1/31	14,802	13,302
	Lowe's Cos. Inc.	3.750%	4/1/32	18,528	17,678
	Lowe's Cos. Inc.	5.000%	4/15/33	7,025	7,239
	Lowe's Cos. Inc.	5.150%	7/1/33	5,460	5,690
	Magna International Inc.	2.450%	6/15/30	1,440	1,301
	Magna International Inc.	5.500%	3/21/33	4,225	4,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marriott International Inc.	4.800%	3/15/30	5,250	5,322
[1]	Marriott International Inc.	4.625%	6/15/30	9,319	9,406
[1]	Marriott International Inc.	2.850%	4/15/31	11,121	10,006
[1]	Marriott International Inc.	3.500%	10/15/32	7,910	7,237
[1]	Marriott International Inc.	2.750%	10/15/33	3,154	2,695
	Marriott International Inc.	5.300%	5/15/34	8,025	8,270
	Masco Corp.	2.000%	10/1/30	3,049	2,658
	Masco Corp.	2.000%	2/15/31	5,088	4,390
[1]	McDonald's Corp.	2.125%	3/1/30	6,133	5,523
[1]	McDonald's Corp.	3.600%	7/1/30	8,313	8,069
[1]	McDonald's Corp.	4.600%	9/9/32	6,251	6,358
	McDonald's Corp.	4.950%	8/14/33	5,100	5,300
[1]	McDonald's Corp.	5.200%	5/17/34	3,100	3,277
	MDC Holdings Inc.	3.850%	1/15/30	2,535	2,438
	MDC Holdings Inc.	2.500%	1/15/31	4,775	4,229
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	5,969	7,234
[3]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,656
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,297
	NIKE Inc.	2.850%	3/27/30	11,972	11,274
	NVR Inc.	3.000%	5/15/30	6,697	6,206
	O'Reilly Automotive Inc.	4.200%	4/1/30	9,759	9,689
	O'Reilly Automotive Inc.	4.700%	6/15/32	6,685	6,737
	O'Reilly Automotive Inc.	5.000%	8/19/34	5,500	5,565
	Owens Corning	3.875%	6/1/30	2,544	2,460
	Owens Corning	5.700%	6/15/34	7,750	8,228
	PulteGroup Inc.	6.375%	5/15/33	5,000	5,502
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	6,426
	Ross Stores Inc.	1.875%	4/15/31	3,200	2,729
	Sands China Ltd.	4.375%	6/18/30	5,850	5,604
	Sands China Ltd.	3.250%	8/8/31	4,345	3,819
	Stanley Black & Decker Inc.	2.300%	3/15/30	5,048	4,509
	Stanley Black & Decker Inc.	3.000%	5/15/32	3,355	3,015
	Starbucks Corp.	2.250%	3/12/30	10,185	9,200
	Starbucks Corp.	2.550%	11/15/30	15,499	14,023
	Starbucks Corp.	4.900%	2/15/31	3,160	3,275
	Starbucks Corp.	3.000%	2/14/32	7,424	6,761
	Starbucks Corp.	4.800%	2/15/33	5,000	5,117
	Starbucks Corp.	5.000%	2/15/34	4,750	4,886
	Tapestry Inc.	7.700%	11/27/30	8,125	8,751
	Tapestry Inc.	7.850%	11/27/33	10,815	11,703
	TJX Cos. Inc.	3.875%	4/15/30	6,538	6,457
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,455	3,348
	Toyota Motor Corp.	5.123%	7/13/33	1,180	1,261
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	8,494	7,667
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,937	10,488
[1]	Toyota Motor Credit Corp.	4.550%	5/17/30	7,316	7,438
	Toyota Motor Credit Corp.	5.550%	11/20/30	7,980	8,530
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	4,690	4,016
	Toyota Motor Credit Corp.	5.100%	3/21/31	5,000	5,208
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,082	4,344
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,395	3,852
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,372	4,456
[1]	Toyota Motor Credit Corp.	4.800%	1/5/34	8,465	8,628
	Tractor Supply Co.	1.750%	11/1/30	5,387	4,642
	Tractor Supply Co.	5.250%	5/15/33	6,195	6,449
	Whirlpool Corp.	2.400%	5/15/31	1,508	1,291
	Whirlpool Corp.	4.700%	5/14/32	2,507	2,483
	Whirlpool Corp.	5.500%	3/1/33	3,000	3,062
	Whirlpool Corp.	5.750%	3/1/34	2,410	2,470
[1]	Yale University	1.482%	4/15/30	9,830	8,600
					1,047,146
Consumer Staples (2.5%)
	Altria Group Inc.	3.400%	5/6/30	9,761	9,217
	Altria Group Inc.	2.450%	2/4/32	14,420	12,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	24,313	23,593
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	7,974	8,292
Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	8,417	8,769
Archer-Daniels-Midland Co.	3.250%	3/27/30	5,912	5,640
Archer-Daniels-Midland Co.	2.900%	3/1/32	7,160	6,483
Avery Dennison Corp.	2.650%	4/30/30	5,814	5,305
Avery Dennison Corp.	5.750%	3/15/33	6,000	6,431
BAT Capital Corp.	4.906%	4/2/30	7,691	7,803
BAT Capital Corp.	6.343%	8/2/30	10,075	10,908
BAT Capital Corp.	5.834%	2/20/31	7,475	7,925
BAT Capital Corp.	2.726%	3/25/31	14,590	13,027
BAT Capital Corp.	4.742%	3/16/32	8,895	8,897
BAT Capital Corp.	7.750%	10/19/32	4,670	5,520
BAT Capital Corp.	6.421%	8/2/33	7,335	8,050
BAT Capital Corp.	6.000%	2/20/34	7,157	7,647
Brown-Forman Corp.	4.750%	4/15/33	5,350	5,472
Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,590	7,746
Campbell Soup Co.	2.375%	4/24/30	8,921	8,054
Campbell Soup Co.	5.400%	3/21/34	6,325	6,622
Church & Dwight Co. Inc.	2.300%	12/15/31	3,330	2,906
Church & Dwight Co. Inc.	5.600%	11/15/32	3,265	3,512
Clorox Co.	1.800%	5/15/30	5,485	4,800
Clorox Co.	4.600%	5/1/32	4,958	5,021
Coca-Cola Co.	3.450%	3/25/30	11,256	10,972
Coca-Cola Co.	1.650%	6/1/30	14,899	13,116
Coca-Cola Co.	2.000%	3/5/31	3,520	3,111
Coca-Cola Co.	1.375%	3/15/31	22,164	18,791
Coca-Cola Co.	2.250%	1/5/32	10,131	9,008
Coca-Cola Co.	5.000%	5/13/34	4,750	5,004
Coca-Cola Co.	4.650%	8/14/34	2,974	3,043
Coca-Cola Consolidated Inc.	5.450%	6/1/34	4,138	4,361
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	9,205	8,528
Coca-Cola Femsa SAB de CV	1.850%	9/1/32	5,940	4,882
Colgate-Palmolive Co.	3.250%	8/15/32	5,355	5,041
Colgate-Palmolive Co.	4.600%	3/1/33	2,190	2,267
Constellation Brands Inc.	2.875%	5/1/30	2,171	2,002
Constellation Brands Inc.	2.250%	8/1/31	7,572	6,542
Constellation Brands Inc.	4.750%	5/9/32	9,571	9,641
Constellation Brands Inc.	4.900%	5/1/33	6,555	6,621
Costco Wholesale Corp.	1.600%	4/20/30	19,350	17,086
Costco Wholesale Corp.	1.750%	4/20/32	8,500	7,239
Diageo Capital plc	2.375%	10/24/29	9,589	8,822
Diageo Capital plc	2.000%	4/29/30	4,013	3,577
Diageo Capital plc	2.125%	4/29/32	4,360	3,732
Diageo Capital plc	5.500%	1/24/33	10,785	11,483
Diageo Capital plc	5.625%	10/5/33	8,135	8,766
Dollar General Corp.	3.500%	4/3/30	12,155	11,442
Dollar General Corp.	5.000%	11/1/32	2,224	2,212
Dollar General Corp.	5.450%	7/5/33	3,494	3,560
Dollar Tree Inc.	2.650%	12/1/31	6,600	5,674
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,256	5,743
Estee Lauder Cos. Inc.	2.600%	4/15/30	5,242	4,835
Estee Lauder Cos. Inc.	1.950%	3/15/31	5,192	4,508
Estee Lauder Cos. Inc.	4.650%	5/15/33	5,690	5,758
Estee Lauder Cos. Inc.	5.000%	2/14/34	3,090	3,194
Flowers Foods Inc.	2.400%	3/15/31	4,199	3,663
General Mills Inc.	2.875%	4/15/30	6,685	6,214
General Mills Inc.	4.950%	3/29/33	8,560	8,777
Haleon US Capital LLC	3.625%	3/24/32	16,580	15,581
Hershey Co.	2.450%	11/15/29	3,125	2,896
Hershey Co.	1.700%	6/1/30	2,760	2,430
Hershey Co.	4.500%	5/4/33	3,315	3,378
Hormel Foods Corp.	1.800%	6/11/30	10,207	8,984
Ingredion Inc.	2.900%	6/1/30	4,986	4,626
J M Smucker Co.	2.375%	3/15/30	7,005	6,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	2.125%	3/15/32	5,360	4,536
	JBS USA Holding Lux Sarl	5.500%	1/15/30	10,645	10,783
	JBS USA Holding Lux Sarl	3.750%	12/1/31	7,125	6,543
	JBS USA Holding Lux Sarl	3.625%	1/15/32	6,055	5,530
	JBS USA Holding Lux Sarl	5.750%	4/1/33	17,995	18,633
[3]	JBS USA Holding Lux Sarl	6.750%	3/15/34	15,852	17,559
	Kellanova	2.100%	6/1/30	3,670	3,290
[1]	Kellanova	7.450%	4/1/31	5,197	6,029
	Kenvue Inc.	5.000%	3/22/30	8,506	8,880
	Kenvue Inc.	4.900%	3/22/33	12,610	13,050
	Keurig Dr Pepper Inc.	3.200%	5/1/30	7,106	6,706
[1]	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,201	2,815
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/31	4,090	4,269
	Keurig Dr Pepper Inc.	4.050%	4/15/32	4,074	3,972
	Keurig Dr Pepper Inc.	5.300%	3/15/34	8,900	9,317
	Kimberly-Clark Corp.	3.100%	3/26/30	5,947	5,674
	Kimberly-Clark Corp.	2.000%	11/2/31	5,295	4,628
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,257	6,105
	Kraft Heinz Foods Co.	4.250%	3/1/31	10,939	10,908
	Kroger Co.	2.200%	5/1/30	7,023	6,255
	Kroger Co.	1.700%	1/15/31	5,189	4,392
	Kroger Co.	7.500%	4/1/31	1,065	1,235
	Kroger Co.	5.000%	9/15/34	12,655	12,766
	McCormick & Co. Inc.	1.850%	2/15/31	6,026	5,150
	McCormick & Co. Inc.	4.950%	4/15/33	3,650	3,747
	Mondelez International Inc.	2.750%	4/13/30	6,318	5,859
	Mondelez International Inc.	1.500%	2/4/31	4,213	3,556
	Mondelez International Inc.	3.000%	3/17/32	6,508	5,921
	Mondelez International Inc.	1.875%	10/15/32	5,995	5,006
	Mondelez International Inc.	4.750%	8/28/34	4,800	4,835
	PepsiCo Inc.	2.750%	3/19/30	16,890	15,809
	PepsiCo Inc.	1.625%	5/1/30	17,218	15,145
	PepsiCo Inc.	1.950%	10/21/31	10,278	8,924
	PepsiCo Inc.	3.900%	7/18/32	16,674	16,396
	PepsiCo Inc.	4.800%	7/17/34	200	207
	Philip Morris International Inc.	5.625%	11/17/29	7,511	7,971
	Philip Morris International Inc.	5.125%	2/15/30	19,165	19,876
	Philip Morris International Inc.	2.100%	5/1/30	9,483	8,465
	Philip Morris International Inc.	5.500%	9/7/30	3,104	3,286
	Philip Morris International Inc.	1.750%	11/1/30	6,662	5,740
	Philip Morris International Inc.	5.125%	2/13/31	11,170	11,599
	Philip Morris International Inc.	5.750%	11/17/32	12,565	13,495
	Philip Morris International Inc.	5.375%	2/15/33	24,199	25,301
	Philip Morris International Inc.	5.625%	9/7/33	5,379	5,727
	Philip Morris International Inc.	5.250%	2/13/34	15,887	16,499
	Pilgrim's Pride Corp.	4.250%	4/15/31	8,598	8,169
	Pilgrim's Pride Corp.	3.500%	3/1/32	9,296	8,258
	Pilgrim's Pride Corp.	6.250%	7/1/33	8,465	8,982
	Pilgrim's Pride Corp.	6.875%	5/15/34	4,190	4,655
	Procter & Gamble Co.	3.000%	3/25/30	10,449	10,001
	Procter & Gamble Co.	1.200%	10/29/30	18,415	15,751
	Procter & Gamble Co.	1.950%	4/23/31	5,473	4,885
	Procter & Gamble Co.	2.300%	2/1/32	4,025	3,640
	Procter & Gamble Co.	4.050%	1/26/33	6,245	6,251
	Procter & Gamble Co.	4.550%	1/29/34	6,153	6,350
	Sysco Corp.	2.400%	2/15/30	7,090	6,428
	Sysco Corp.	5.950%	4/1/30	7,596	8,156
	Sysco Corp.	2.450%	12/14/31	4,170	3,636
	Sysco Corp.	6.000%	1/17/34	2,110	2,316
	Target Corp.	2.350%	2/15/30	5,975	5,487
	Target Corp.	2.650%	9/15/30	527	490
	Target Corp.	4.500%	9/15/32	11,635	11,800
	Target Corp.	4.400%	1/15/33	2,685	2,707
	Target Corp.	4.500%	9/15/34	7,500	7,498
	Tyson Foods Inc.	5.700%	3/15/34	8,295	8,736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	1.375%	9/14/30	4,719	4,038
	Unilever Capital Corp.	1.750%	8/12/31	7,700	6,615
	Unilever Capital Corp.	5.900%	11/15/32	3,892	4,326
	Unilever Capital Corp.	5.000%	12/8/33	9,825	10,330
	Unilever Capital Corp.	4.625%	8/12/34	8,225	8,337
	Walmart Inc.	4.000%	4/15/30	2,565	2,595
	Walmart Inc.	1.800%	9/22/31	5,533	4,809
	Walmart Inc.	4.150%	9/9/32	5,441	5,504
	Walmart Inc.	4.100%	4/15/33	19,518	19,576
					1,066,113
Energy (2.7%)
	Apache Corp.	4.250%	1/15/30	4,529	4,355
	Baker Hughes Holdings LLC	3.138%	11/7/29	5,265	4,990
	Baker Hughes Holdings LLC	4.486%	5/1/30	3,750	3,783
	Boardwalk Pipelines LP	3.400%	2/15/31	3,045	2,796
	Boardwalk Pipelines LP	3.600%	9/1/32	2,718	2,461
	Boardwalk Pipelines LP	5.625%	8/1/34	6,530	6,736
	BP Capital Markets America Inc.	4.970%	10/17/29	6,200	6,399
	BP Capital Markets America Inc.	3.633%	4/6/30	10,303	10,004
	BP Capital Markets America Inc.	1.749%	8/10/30	8,441	7,364
	BP Capital Markets America Inc.	2.721%	1/12/32	16,644	14,830
	BP Capital Markets America Inc.	4.812%	2/13/33	19,090	19,342
	BP Capital Markets America Inc.	4.893%	9/11/33	11,245	11,440
	BP Capital Markets America Inc.	4.989%	4/10/34	8,240	8,421
	Burlington Resources LLC	7.200%	8/15/31	1,430	1,651
	Canadian Natural Resources Ltd.	2.950%	7/15/30	7,725	7,060
	Canadian Natural Resources Ltd.	7.200%	1/15/32	595	676
	Canadian Natural Resources Ltd.	6.450%	6/30/33	2,953	3,218
	Cenovus Energy Inc.	2.650%	1/15/32	4,520	3,896
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	14,226	13,676
[3]	Cheniere Energy Inc.	5.650%	4/15/34	12,344	12,782
	Cheniere Energy Partners LP	4.500%	10/1/29	12,496	12,290
	Cheniere Energy Partners LP	4.000%	3/1/31	16,115	15,272
	Cheniere Energy Partners LP	3.250%	1/31/32	16,990	15,182
	Cheniere Energy Partners LP	5.950%	6/30/33	13,118	13,882
[3]	Cheniere Energy Partners LP	5.750%	8/15/34	4,430	4,620
	Chevron Corp.	2.236%	5/11/30	11,518	10,458
	Chevron USA Inc.	3.250%	10/15/29	4,860	4,705
	ConocoPhillips	2.400%	2/15/31	4,590	4,052
	ConocoPhillips	5.900%	10/15/32	2,081	2,289
	ConocoPhillips Co.	5.050%	9/15/33	11,805	12,217
	Coterra Energy Inc.	5.600%	3/15/34	4,395	4,549
	DCP Midstream Operating LP	3.250%	2/15/32	6,189	5,501
	Devon Energy Corp.	4.500%	1/15/30	5,142	5,099
	Devon Energy Corp.	7.875%	9/30/31	3,300	3,845
	Devon Energy Corp.	7.950%	4/15/32	2,114	2,484
	Devon Energy Corp.	5.200%	9/15/34	10,140	10,098
	Diamondback Energy Inc.	3.500%	12/1/29	9,368	8,918
	Diamondback Energy Inc.	5.150%	1/30/30	7,655	7,857
	Diamondback Energy Inc.	3.125%	3/24/31	11,272	10,273
	Diamondback Energy Inc.	6.250%	3/15/33	8,706	9,390
	Diamondback Energy Inc.	5.400%	4/18/34	11,045	11,274
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,225	3,960
	Enbridge Inc.	3.125%	11/15/29	9,978	9,415
	Enbridge Inc.	6.200%	11/15/30	6,215	6,767
	Enbridge Inc.	5.700%	3/8/33	21,280	22,436
	Enbridge Inc.	2.500%	8/1/33	8,225	6,901
	Enbridge Inc.	5.625%	4/5/34	7,660	8,047
	Enbridge Inc.	7.200%	6/27/54	5,725	6,029
	Enbridge Inc.	7.375%	3/15/55	2,500	2,602
	Energy Transfer LP	3.750%	5/15/30	14,958	14,293
	Energy Transfer LP	6.400%	12/1/30	3,830	4,169
	Energy Transfer LP	5.750%	2/15/33	15,591	16,342
	Energy Transfer LP	6.550%	12/1/33	11,547	12,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.550%	5/15/34	9,525	9,860
	Energy Transfer LP	5.600%	9/1/34	9,135	9,491
	EnLink Midstream LLC	5.650%	9/1/34	4,060	4,196
	Enterprise Products Operating LLC	2.800%	1/31/30	11,601	10,824
	Enterprise Products Operating LLC	5.350%	1/31/33	8,187	8,595
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	4,584	5,266
	Enterprise Products Operating LLC	4.850%	1/31/34	7,444	7,551
	EOG Resources Inc.	4.375%	4/15/30	6,830	6,879
	EQT Corp.	7.000%	2/1/30	7,876	8,605
	EQT Corp.	5.750%	2/1/34	3,890	4,007
	Exxon Mobil Corp.	3.482%	3/19/30	17,200	16,708
	Exxon Mobil Corp.	2.610%	10/15/30	16,275	14,998
	Halliburton Co.	2.920%	3/1/30	6,118	5,685
[3]	Helmerich & Payne Inc.	4.850%	12/1/29	2,250	2,219
	Helmerich & Payne Inc.	2.900%	9/29/31	4,666	3,999
	Hess Corp.	7.300%	8/15/31	5,725	6,562
	Hess Corp.	7.125%	3/15/33	6,736	7,763
	HF Sinclair Corp.	4.500%	10/1/30	3,123	3,043
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	485	567
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	779	906
	Kinder Morgan Inc.	2.000%	2/15/31	7,520	6,460
[1]	Kinder Morgan Inc.	7.800%	8/1/31	1,605	1,871
[1]	Kinder Morgan Inc.	7.750%	1/15/32	4,449	5,201
	Kinder Morgan Inc.	4.800%	2/1/33	6,420	6,369
	Kinder Morgan Inc.	5.200%	6/1/33	19,353	19,597
	Marathon Oil Corp.	6.800%	3/15/32	4,861	5,495
	Marathon Oil Corp.	5.700%	4/1/34	5,465	5,863
	MPLX LP	2.650%	8/15/30	12,588	11,329
	MPLX LP	4.950%	9/1/32	8,475	8,507
	MPLX LP	5.000%	3/1/33	9,310	9,318
	MPLX LP	5.500%	6/1/34	5,570	5,727
	NOV Inc.	3.600%	12/1/29	3,691	3,504
	Occidental Petroleum Corp.	8.875%	7/15/30	8,626	10,173
	Occidental Petroleum Corp.	6.625%	9/1/30	9,653	10,410
	Occidental Petroleum Corp.	6.125%	1/1/31	10,354	10,925
	Occidental Petroleum Corp.	7.500%	5/1/31	7,967	9,043
	Occidental Petroleum Corp.	7.875%	9/15/31	4,313	5,004
	Occidental Petroleum Corp.	5.375%	1/1/32	3,630	3,685
	Occidental Petroleum Corp.	5.550%	10/1/34	1,810	1,838
	ONEOK Inc.	3.100%	3/15/30	4,710	4,385
	ONEOK Inc.	3.250%	6/1/30	5,181	4,856
	ONEOK Inc.	5.800%	11/1/30	4,463	4,753
	ONEOK Inc.	6.350%	1/15/31	1,830	1,983
	ONEOK Inc.	4.750%	10/15/31	5,800	5,801
	ONEOK Inc.	6.100%	11/15/32	7,178	7,740
	ONEOK Inc.	6.050%	9/1/33	13,220	14,132
	ONEOK Inc.	5.050%	11/1/34	17,500	17,420
	Ovintiv Inc.	7.200%	11/1/31	2,885	3,215
	Ovintiv Inc.	7.375%	11/1/31	4,860	5,476
	Ovintiv Inc.	6.250%	7/15/33	5,741	6,071
	Ovintiv Inc.	6.500%	8/15/34	2,960	3,197
	Patterson-UTI Energy Inc.	5.150%	11/15/29	2,950	2,914
	Patterson-UTI Energy Inc.	7.150%	10/1/33	3,322	3,577
	Phillips 66	2.150%	12/15/30	8,711	7,640
	Phillips 66 Co.	3.150%	12/15/29	3,405	3,223
	Phillips 66 Co.	5.250%	6/15/31	8,700	9,000
	Phillips 66 Co.	5.300%	6/30/33	8,000	8,255
	Pioneer Natural Resources Co.	1.900%	8/15/30	11,852	10,389
	Pioneer Natural Resources Co.	2.150%	1/15/31	9,358	8,223
	Plains All American Pipeline LP	3.550%	12/15/29	8,216	7,814
	Plains All American Pipeline LP	3.800%	9/15/30	6,436	6,136
	Plains All American Pipeline LP	5.700%	9/15/34	5,260	5,466
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	21,678	21,621
	Schlumberger Investment SA	2.650%	6/26/30	13,288	12,216
	Schlumberger Investment SA	4.850%	5/15/33	2,460	2,514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Schlumberger Investment SA	5.000%	6/1/34	4,170	4,283
	Shell International Finance BV	2.375%	11/7/29	14,321	13,240
	Shell International Finance BV	2.750%	4/6/30	14,488	13,488
[3]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	3,350	3,385
	Suncor Energy Inc.	7.150%	2/1/32	4,130	4,663
	Targa Resources Corp.	4.200%	2/1/33	7,465	7,066
	Targa Resources Corp.	6.125%	3/15/33	9,850	10,577
	Targa Resources Corp.	6.500%	3/30/34	6,600	7,301
	Targa Resources Partners LP	5.500%	3/1/30	7,000	7,133
	Targa Resources Partners LP	4.875%	2/1/31	8,450	8,387
	Targa Resources Partners LP	4.000%	1/15/32	8,345	7,844
	Tosco Corp.	8.125%	2/15/30	3,429	4,071
	TotalEnergies Capital International SA	2.829%	1/10/30	7,192	6,760
	TotalEnergies Capital SA	5.150%	4/5/34	10,550	10,977
	TotalEnergies Capital SA	4.724%	9/10/34	3,375	3,392
	TransCanada PipeLines Ltd.	4.100%	4/15/30	10,326	10,155
	TransCanada PipeLines Ltd.	2.500%	10/12/31	8,416	7,446
	TransCanada PipeLines Ltd.	4.625%	3/1/34	11,010	10,858
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,527	3,698
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	5,883	5,511
	Valero Energy Corp.	2.800%	12/1/31	3,788	3,337
	Valero Energy Corp.	7.500%	4/15/32	3,977	4,631
	Western Midstream Operating LP	4.050%	2/1/30	10,821	10,418
	Western Midstream Operating LP	6.150%	4/1/33	3,521	3,722
	Williams Cos. Inc.	4.800%	11/15/29	4,200	4,263
	Williams Cos. Inc.	3.500%	11/15/30	10,630	10,047
[1]	Williams Cos. Inc.	7.500%	1/15/31	1,401	1,597
	Williams Cos. Inc.	2.600%	3/15/31	12,472	11,023
	Williams Cos. Inc.	8.750%	3/15/32	3,199	3,915
	Williams Cos. Inc.	4.650%	8/15/32	7,744	7,692
	Williams Cos. Inc.	5.650%	3/15/33	6,105	6,396
	Williams Cos. Inc.	5.150%	3/15/34	11,565	11,695
	Woodside Finance Ltd.	5.100%	9/12/34	10,150	10,080
					1,138,959
Financials (12.3%)
	AerCap Ireland Capital DAC	6.150%	9/30/30	3,934	4,235
	AerCap Ireland Capital DAC	3.300%	1/30/32	39,731	35,807
	AerCap Ireland Capital DAC	3.400%	10/29/33	13,768	12,204
	AerCap Ireland Capital DAC	5.300%	1/19/34	695	711
	AerCap Ireland Capital DAC	4.950%	9/10/34	11,900	11,842
	AerCap Ireland Capital DAC	6.950%	3/10/55	6,000	6,212
	Affiliated Managers Group Inc.	3.300%	6/15/30	8,152	7,568
	Affiliated Managers Group Inc.	5.500%	8/20/34	3,305	3,345
	Aflac Inc.	3.600%	4/1/30	10,717	10,358
	Air Lease Corp.	3.250%	10/1/29	4,130	3,882
[1]	Air Lease Corp.	3.000%	2/1/30	5,378	4,956
	Air Lease Corp.	3.125%	12/1/30	4,403	4,027
[1]	Air Lease Corp.	5.200%	7/15/31	5,000	5,113
[1]	Air Lease Corp.	2.875%	1/15/32	5,628	4,957
	Alleghany Corp.	3.625%	5/15/30	4,706	4,565
	Allstate Corp.	1.450%	12/15/30	4,992	4,188
	Allstate Corp.	5.250%	3/30/33	7,196	7,504
	Allstate Corp.	5.350%	6/1/33	2,083	2,181
[1]	Ally Financial Inc.	8.000%	11/1/31	19,787	22,401
	Ally Financial Inc.	6.184%	7/26/35	100	102
	American Express Co.	6.489%	10/30/31	9,580	10,586
	American Express Co.	4.989%	5/26/33	7,928	8,015
	American Express Co.	4.420%	8/3/33	10,404	10,311
	American Express Co.	5.043%	5/1/34	11,370	11,656
	American Express Co.	5.625%	7/28/34	3,869	4,046
	American Express Co.	5.284%	7/26/35	13,803	14,373
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,191
	American International Group Inc.	3.400%	6/30/30	4,233	4,007
	American International Group Inc.	5.125%	3/27/33	6,686	6,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	American National Group Inc.	5.750%	10/1/29	1,290	1,297
	Ameriprise Financial Inc.	4.500%	5/13/32	4,486	4,524
	Ameriprise Financial Inc.	5.150%	5/15/33	6,648	6,924
	Aon Corp.	2.800%	5/15/30	13,283	12,230
	Aon Corp.	2.600%	12/2/31	6,495	5,739
	Aon Corp.	5.000%	9/12/32	5,575	5,716
	Aon Corp.	5.350%	2/28/33	4,382	4,581
	Aon North America Inc.	5.300%	3/1/31	5,020	5,237
	Aon North America Inc.	5.450%	3/1/34	15,388	16,158
[3]	Apollo Debt Solutions BDC	6.700%	7/29/31	4,960	5,104
	Apollo Global Management Inc.	6.375%	11/15/33	4,190	4,665
	Arch Capital Group Ltd.	7.350%	5/1/34	67	79
	Ares Capital Corp.	3.200%	11/15/31	7,375	6,401
[3,4]	Ares Strategic Income Fund	5.600%	2/15/30	6,000	5,950
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,646	3,126
	Arthur J Gallagher & Co.	5.500%	3/2/33	4,665	4,890
	Arthur J Gallagher & Co.	6.500%	2/15/34	1,952	2,179
	Assurant Inc.	3.700%	2/22/30	3,070	2,911
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,300	3,893
	Athene Holding Ltd.	6.150%	4/3/30	2,405	2,585
	Athene Holding Ltd.	3.500%	1/15/31	7,534	7,015
	Athene Holding Ltd.	5.875%	1/15/34	12,090	12,645
	AXA SA	8.600%	12/15/30	6,385	7,810
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,660	1,613
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,512	3,360
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	6,440	7,389
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	6,050	6,421
	Banco Santander SA	3.490%	5/28/30	8,981	8,476
	Banco Santander SA	2.749%	12/3/30	9,895	8,739
	Banco Santander SA	2.958%	3/25/31	9,382	8,501
	Banco Santander SA	5.439%	7/15/31	9,344	9,785
	Banco Santander SA	3.225%	11/22/32	9,235	8,170
	Banco Santander SA	6.921%	8/8/33	18,946	20,941
	Banco Santander SA	6.938%	11/7/33	10,625	12,310
	Banco Santander SA	6.350%	3/14/34	10,885	11,651
[1]	Bank of America Corp.	2.884%	10/22/30	10,438	9,702
[1]	Bank of America Corp.	2.496%	2/13/31	34,650	31,381
[1]	Bank of America Corp.	2.592%	4/29/31	23,573	21,393
[1]	Bank of America Corp.	1.898%	7/23/31	19,880	17,245
[1]	Bank of America Corp.	1.922%	10/24/31	23,681	20,419
[1]	Bank of America Corp.	2.651%	3/11/32	17,784	15,871
	Bank of America Corp.	2.687%	4/22/32	43,282	38,590
	Bank of America Corp.	2.299%	7/21/32	44,908	38,871
[1]	Bank of America Corp.	2.972%	2/4/33	45,551	40,808
	Bank of America Corp.	4.571%	4/27/33	30,582	30,407
[1]	Bank of America Corp.	5.015%	7/22/33	33,741	34,599
	Bank of America Corp.	5.288%	4/25/34	46,527	48,309
	Bank of America Corp.	5.872%	9/15/34	33,795	36,475
	Bank of America Corp.	5.468%	1/23/35	36,248	38,122
[1]	Bank of America Corp.	5.425%	8/15/35	9,960	10,221
	Bank of America Corp.	2.482%	9/21/36	19,266	16,260
	Bank of America Corp.	3.846%	3/8/37	20,760	19,173
	Bank of Montreal	5.511%	6/4/31	5,495	5,786
	Bank of Montreal	3.088%	1/10/37	9,599	8,307
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	290	288
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	970	889
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	3,250	2,789
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,244	4,616
	Bank of New York Mellon Corp.	5.060%	7/22/32	3,945	4,084
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	10,495	10,295
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	24,135	26,139
	Bank of New York Mellon Corp.	4.706%	2/1/34	6,341	6,375
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	5,354	5,482
[1]	Bank of New York Mellon Corp.	6.474%	10/25/34	6,685	7,552
[1]	Bank of New York Mellon Corp.	5.188%	3/14/35	8,325	8,644

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	5.606%	7/21/39	150	158
	Bank of Nova Scotia	4.850%	2/1/30	11,025	11,280
	Bank of Nova Scotia	2.150%	8/1/31	5,215	4,514
	Bank of Nova Scotia	2.450%	2/2/32	6,005	5,233
	Bank of Nova Scotia	4.740%	11/10/32	5,278	5,297
	Bank of Nova Scotia	5.650%	2/1/34	6,952	7,443
	Bank of Nova Scotia	4.588%	5/4/37	9,634	9,185
	BankUnited Inc.	5.125%	6/11/30	2,620	2,568
	Barclays plc	2.645%	6/24/31	8,718	7,790
	Barclays plc	2.667%	3/10/32	4,467	3,916
	Barclays plc	2.894%	11/24/32	11,735	10,290
	Barclays plc	5.746%	8/9/33	5,545	5,794
	Barclays plc	7.437%	11/2/33	16,481	19,029
	Barclays plc	6.224%	5/9/34	15,360	16,537
	Barclays plc	7.119%	6/27/34	12,930	14,400
	Barclays plc	6.692%	9/13/34	13,205	14,689
	Barclays plc	5.335%	9/10/35	16,192	16,377
	Barclays plc	3.564%	9/23/35	12,756	11,596
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	7,833	7,014
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,257	4,543
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	7,502	6,927
	BlackRock Funding Inc.	5.000%	3/14/34	8,580	8,940
	BlackRock Inc.	2.400%	4/30/30	9,575	8,756
	BlackRock Inc.	1.900%	1/28/31	9,059	7,908
	BlackRock Inc.	2.100%	2/25/32	7,277	6,285
	BlackRock Inc.	4.750%	5/25/33	10,325	10,623
[3]	Blackstone Private Credit Fund	5.250%	4/1/30	3,000	2,956
[3]	Blackstone Private Credit Fund	6.250%	1/25/31	5,160	5,300
[3]	Blue Owl Credit Income Corp.	5.800%	3/15/30	8,000	7,925
	Blue Owl Credit Income Corp.	6.650%	3/15/31	6,345	6,487
[3]	Blue Owl Finance LLC	6.250%	4/18/34	8,200	8,586
	Brighthouse Financial Inc.	5.625%	5/15/30	3,920	4,065
	Brookfield Capital Finance LLC	6.087%	6/14/33	4,389	4,745
	Brookfield Finance I UK plc	2.340%	1/30/32	800	684
	Brookfield Finance Inc.	4.350%	4/15/30	8,412	8,339
	Brookfield Finance Inc.	2.724%	4/15/31	4,254	3,815
	Brookfield Finance Inc.	6.350%	1/5/34	4,724	5,199
	Brown & Brown Inc.	2.375%	3/15/31	6,464	5,595
	Brown & Brown Inc.	4.200%	3/17/32	5,075	4,865
	Brown & Brown Inc.	5.650%	6/11/34	4,637	4,863
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	9,977	9,336
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	8,830	9,645
[1]	Capital One Financial Corp.	7.624%	10/30/31	7,426	8,443
	Capital One Financial Corp.	2.359%	7/29/32	8,699	7,120
	Capital One Financial Corp.	2.618%	11/2/32	4,475	3,824
	Capital One Financial Corp.	5.268%	5/10/33	9,068	9,152
	Capital One Financial Corp.	5.817%	2/1/34	21,477	22,355
	Capital One Financial Corp.	6.377%	6/8/34	20,806	22,481
	Capital One Financial Corp.	6.051%	2/1/35	4,308	4,562
	Cboe Global Markets Inc.	1.625%	12/15/30	4,280	3,678
	Charles Schwab Corp.	2.750%	10/1/29	6,011	5,602
	Charles Schwab Corp.	4.625%	3/22/30	4,705	4,808
	Charles Schwab Corp.	2.300%	5/13/31	16,024	14,152
	Charles Schwab Corp.	2.900%	3/3/32	12,945	11,624
	Charles Schwab Corp.	5.853%	5/19/34	9,247	9,902
	Charles Schwab Corp.	6.136%	8/24/34	11,790	12,890
	Chubb INA Holdings LLC	1.375%	9/15/30	13,733	11,775
	Chubb INA Holdings LLC	5.000%	3/15/34	11,025	11,446
	CI Financial Corp.	3.200%	12/17/30	5,528	4,686
[1]	Citibank NA	5.570%	4/30/34	17,315	18,469
[1]	Citigroup Inc.	2.976%	11/5/30	18,267	16,980
[1]	Citigroup Inc.	2.666%	1/29/31	24,085	21,941
[1]	Citigroup Inc.	4.412%	3/31/31	52,037	51,656
[1]	Citigroup Inc.	2.572%	6/3/31	29,592	26,605
	Citigroup Inc.	2.561%	5/1/32	4,365	3,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	6.625%	6/15/32	6,635	7,350
	Citigroup Inc.	2.520%	11/3/32	11,112	9,635
	Citigroup Inc.	3.057%	1/25/33	18,612	16,621
	Citigroup Inc.	3.785%	3/17/33	47,436	44,419
	Citigroup Inc.	4.910%	5/24/33	17,235	17,357
	Citigroup Inc.	6.000%	10/31/33	535	577
	Citigroup Inc.	6.270%	11/17/33	21,685	23,816
	Citigroup Inc.	6.174%	5/25/34	37,141	39,634
	Citigroup Inc.	5.827%	2/13/35	11,259	11,749
	Citigroup Inc.	5.449%	6/11/35	10,730	11,198
	Citizens Financial Group Inc.	2.500%	2/6/30	4,319	3,838
	Citizens Financial Group Inc.	3.250%	4/30/30	7,068	6,559
	Citizens Financial Group Inc.	5.718%	7/23/32	11,163	11,595
	Citizens Financial Group Inc.	2.638%	9/30/32	2,767	2,286
	Citizens Financial Group Inc.	6.645%	4/25/35	6,488	7,118
	Citizens Financial Group Inc.	5.641%	5/21/37	2,300	2,282
	CME Group Inc.	2.650%	3/15/32	5,501	4,972
	CNA Financial Corp.	2.050%	8/15/30	3,555	3,117
	CNA Financial Corp.	5.500%	6/15/33	2,338	2,459
	CNA Financial Corp.	5.125%	2/15/34	6,558	6,706
	CNO Financial Group Inc.	6.450%	6/15/34	5,835	6,162
	Comerica Bank	5.332%	8/25/33	4,000	3,835
	Corebridge Financial Inc.	3.900%	4/5/32	16,455	15,430
	Corebridge Financial Inc.	6.050%	9/15/33	4,200	4,481
	Corebridge Financial Inc.	5.750%	1/15/34	6,560	6,915
	Corebridge Financial Inc.	6.375%	9/15/54	6,000	6,059
	Credit Suisse USA LLC	7.125%	7/15/32	8,020	9,258
	Deutsche Bank AG	5.882%	7/8/31	3,613	3,712
[1]	Deutsche Bank AG	3.547%	9/18/31	18,406	17,140
	Deutsche Bank AG	3.729%	1/14/32	10,269	9,225
	Deutsche Bank AG	3.035%	5/28/32	1,391	1,239
	Deutsche Bank AG	3.742%	1/7/33	12,457	10,904
	Deutsche Bank AG	7.079%	2/10/34	12,385	13,358
	Deutsche Bank AG	5.403%	9/11/35	9,100	9,165
[1]	Discover Bank	2.700%	2/6/30	7,042	6,336
	Discover Financial Services	6.700%	11/29/32	7,175	7,883
	Discover Financial Services	7.964%	11/2/34	7,024	8,249
	Enstar Group Ltd.	4.950%	6/1/29	2,212	2,224
	Enstar Group Ltd.	3.100%	9/1/31	2,353	2,033
	Equitable Holdings Inc.	5.594%	1/11/33	4,290	4,495
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,980	5,974
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,915	4,493
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	6,355	6,590
[3]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	6,010	6,336
	Fidelity National Financial Inc.	4.500%	8/15/28	629	631
	Fidelity National Financial Inc.	3.400%	6/15/30	7,188	6,696
	Fifth Third Bancorp	5.631%	1/29/32	7,517	7,849
	Fifth Third Bancorp	4.337%	4/25/33	6,701	6,434
	First American Financial Corp.	4.000%	5/15/30	4,377	4,161
	First American Financial Corp.	2.400%	8/15/31	5,202	4,368
[1]	First Horizon Bank	5.750%	5/1/30	5,055	5,136
	Franklin Resources Inc.	1.600%	10/30/30	6,983	5,924
	GATX Corp.	4.000%	6/30/30	5,336	5,178
	GATX Corp.	3.500%	6/1/32	276	253
	GATX Corp.	4.900%	3/15/33	3,350	3,346
	GATX Corp.	5.450%	9/15/33	6,000	6,214
	GATX Corp.	6.050%	3/15/34	4,550	4,900
	GATX Corp.	6.900%	5/1/34	1,600	1,822
	Globe Life Inc.	2.150%	8/15/30	4,368	3,765
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,821	4,424
	Goldman Sachs Group Inc.	3.800%	3/15/30	18,710	18,197
	Goldman Sachs Group Inc.	1.992%	1/27/32	21,505	18,387
	Goldman Sachs Group Inc.	2.615%	4/22/32	34,925	30,845
	Goldman Sachs Group Inc.	2.383%	7/21/32	34,752	30,130
	Goldman Sachs Group Inc.	2.650%	10/21/32	31,875	27,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	6.125%	2/15/33	7,382	8,240
	Goldman Sachs Group Inc.	3.102%	2/24/33	30,385	27,333
	Goldman Sachs Group Inc.	6.561%	10/24/34	6,164	6,958
	Goldman Sachs Group Inc.	5.851%	4/25/35	21,294	22,884
	Goldman Sachs Group Inc.	5.330%	7/23/35	30,396	31,497
[3]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	5,675	5,814
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,223	2,828
	HSBC Holdings plc	4.950%	3/31/30	25,102	25,727
[1]	HSBC Holdings plc	2.848%	6/4/31	14,828	13,499
[1]	HSBC Holdings plc	2.357%	8/18/31	15,981	14,054
	HSBC Holdings plc	2.804%	5/24/32	18,079	15,992
	HSBC Holdings plc	2.871%	11/22/32	24,553	21,587
	HSBC Holdings plc	4.762%	3/29/33	15,548	15,330
	HSBC Holdings plc	5.402%	8/11/33	25,762	26,688
	HSBC Holdings plc	8.113%	11/3/33	14,505	17,269
	HSBC Holdings plc	6.254%	3/9/34	15,739	17,186
	HSBC Holdings plc	6.547%	6/20/34	21,668	23,728
	HSBC Holdings plc	7.399%	11/13/34	17,022	19,550
	HSBC Holdings plc	5.719%	3/4/35	12,425	13,208
	Huntington Bancshares Inc.	2.550%	2/4/30	9,035	8,156
	Huntington Bancshares Inc.	5.023%	5/17/33	4,507	4,470
	Huntington Bancshares Inc.	5.709%	2/2/35	5,085	5,298
	Huntington Bancshares Inc.	2.487%	8/15/36	5,909	4,803
	Huntington National Bank	5.650%	1/10/30	5,660	5,918
	ING Groep NV	2.727%	4/1/32	2,447	2,182
	ING Groep NV	4.252%	3/28/33	10,737	10,422
	ING Groep NV	6.114%	9/11/34	9,161	9,991
	ING Groep NV	5.550%	3/19/35	13,100	13,732
	Intercontinental Exchange Inc.	3.100%	9/15/27	1	—
	Intercontinental Exchange Inc.	2.100%	6/15/30	10,508	9,368
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,780	13,911
	Intercontinental Exchange Inc.	4.600%	3/15/33	10,316	10,430
	Jackson Financial Inc.	3.125%	11/23/31	4,208	3,684
[3]	Janus Henderson US Holdings Inc.	5.450%	9/10/34	3,000	2,986
	Jefferies Financial Group Inc.	4.150%	1/23/30	6,138	5,991
	Jefferies Financial Group Inc.	2.625%	10/15/31	12,829	11,128
	Jefferies Financial Group Inc.	2.750%	10/15/32	610	520
	Jefferies Financial Group Inc.	6.200%	4/14/34	12,180	13,041
[1]	JPMorgan Chase & Co.	8.750%	9/1/30	195	236
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	20,882	19,354
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	27,934	28,090
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	23,849	21,671
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	22,323	20,544
	JPMorgan Chase & Co.	1.764%	11/19/31	10,000	8,601
	JPMorgan Chase & Co.	1.953%	2/4/32	29,382	25,233
	JPMorgan Chase & Co.	2.580%	4/22/32	47,210	42,098
	JPMorgan Chase & Co.	2.545%	11/8/32	25,923	22,801
	JPMorgan Chase & Co.	2.963%	1/25/33	31,706	28,510
	JPMorgan Chase & Co.	4.586%	4/26/33	17,695	17,695
	JPMorgan Chase & Co.	4.912%	7/25/33	38,991	39,831
	JPMorgan Chase & Co.	5.717%	9/14/33	33,204	35,125
	JPMorgan Chase & Co.	5.350%	6/1/34	36,031	37,703
	JPMorgan Chase & Co.	6.254%	10/23/34	24,626	27,388
	JPMorgan Chase & Co.	5.336%	1/23/35	27,090	28,324
	JPMorgan Chase & Co.	5.766%	4/22/35	20,795	22,392
	JPMorgan Chase & Co.	5.294%	7/22/35	19,057	19,881
	Kemper Corp.	2.400%	9/30/30	4,015	3,481
	Kemper Corp.	3.800%	2/23/32	3,355	3,051
[1]	KeyBank NA	4.900%	8/8/32	7,065	6,869
	KeyBank NA	5.000%	1/26/33	9,920	9,829
[1]	KeyCorp	2.550%	10/1/29	5,909	5,355
[1]	KeyCorp	4.789%	6/1/33	9,373	9,178
	KeyCorp	6.401%	3/6/35	2,772	3,012
	Lazard Group LLC	6.000%	3/15/31	3,375	3,559
	Lincoln National Corp.	3.050%	1/15/30	3,188	2,959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lincoln National Corp.	3.400%	1/15/31	4,152	3,848
	Lincoln National Corp.	3.400%	3/1/32	1,719	1,566
	Lloyds Banking Group plc	4.976%	8/11/33	9,686	9,769
	Lloyds Banking Group plc	7.953%	11/15/33	8,110	9,484
	Lloyds Banking Group plc	5.679%	1/5/35	11,361	11,962
	Loews Corp.	3.200%	5/15/30	4,121	3,889
	LPL Holdings Inc.	6.000%	5/20/34	4,141	4,326
	M&T Bank Corp.	6.082%	3/13/32	5,832	6,168
	M&T Bank Corp.	5.053%	1/27/34	9,886	9,800
	Manulife Financial Corp.	3.703%	3/16/32	6,190	5,901
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	7,498	6,709
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	5,253	4,606
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	5,595	6,092
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	5,619	5,997
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	4,302	4,507
	Mastercard Inc.	3.350%	3/26/30	12,655	12,225
	Mastercard Inc.	1.900%	3/15/31	3,180	2,788
	Mastercard Inc.	2.000%	11/18/31	7,163	6,190
	Mastercard Inc.	4.350%	1/15/32	9,844	9,891
	Mastercard Inc.	4.850%	3/9/33	7,425	7,718
	Mastercard Inc.	4.875%	5/9/34	5,245	5,426
	MetLife Inc.	4.550%	3/23/30	8,300	8,493
	MetLife Inc.	6.500%	12/15/32	5,561	6,332
	MetLife Inc.	5.375%	7/15/33	8,200	8,717
	MetLife Inc.	5.300%	12/15/34	5,348	5,617
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	9,520	8,674
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	8,450	7,434
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	720	754
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	30,263	26,201
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	5,915	5,255
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	18,815	19,390
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	10,819	11,392
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	9,785	10,297
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	14,455	15,199
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	3,920	3,529
	Mizuho Financial Group Inc.	5.739%	5/27/31	5,052	5,328
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	12,493	10,973
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	9,212	7,957
	Mizuho Financial Group Inc.	2.564%	9/13/31	6,418	5,493
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,248	1,069
	Mizuho Financial Group Inc.	5.669%	9/13/33	7,051	7,468
	Mizuho Financial Group Inc.	5.754%	5/27/34	8,520	9,082
	Mizuho Financial Group Inc.	5.748%	7/6/34	15,680	16,710
	Mizuho Financial Group Inc.	5.579%	5/26/35	4,250	4,486
[1]	Morgan Stanley	2.699%	1/22/31	31,760	29,098
[1]	Morgan Stanley	3.622%	4/1/31	29,429	28,263
[1]	Morgan Stanley	1.794%	2/13/32	18,808	15,916
[1]	Morgan Stanley	1.928%	4/28/32	12,930	10,966
[1]	Morgan Stanley	2.239%	7/21/32	29,493	25,376
[1]	Morgan Stanley	2.511%	10/20/32	24,737	21,598
	Morgan Stanley	2.943%	1/21/33	16,746	14,958
	Morgan Stanley	4.889%	7/20/33	17,792	18,017
	Morgan Stanley	6.342%	10/18/33	33,200	36,910
[1]	Morgan Stanley	5.250%	4/21/34	26,728	27,611
[1]	Morgan Stanley	5.424%	7/21/34	34,915	36,444
	Morgan Stanley	6.627%	11/1/34	15,621	17,677
	Morgan Stanley	5.466%	1/18/35	19,875	20,781
	Morgan Stanley	5.831%	4/19/35	17,210	18,479
	Morgan Stanley	5.320%	7/19/35	23,655	24,577
	Morgan Stanley	2.484%	9/16/36	24,461	20,472
	Morgan Stanley	5.297%	4/20/37	19,335	19,476
	Morgan Stanley	5.948%	1/19/38	20,027	21,014
	Morgan Stanley	5.942%	2/7/39	11,560	12,128
	Nasdaq Inc.	1.650%	1/15/31	4,528	3,843
	Nasdaq Inc.	5.550%	2/15/34	11,291	11,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NatWest Group plc	6.016%	3/2/34	14,474	15,652
	NatWest Group plc	5.778%	3/1/35	7,589	8,073
[1]	NatWest Group plc	3.032%	11/28/35	3,893	3,466
	Nomura Holdings Inc.	3.103%	1/16/30	18,405	16,998
	Nomura Holdings Inc.	2.679%	7/16/30	4,610	4,124
	Nomura Holdings Inc.	2.608%	7/14/31	4,553	3,953
	Nomura Holdings Inc.	2.999%	1/22/32	7,110	6,249
	Nomura Holdings Inc.	6.181%	1/18/33	4,515	4,887
	Nomura Holdings Inc.	5.783%	7/3/34	15,000	15,763
	Northern Trust Corp.	1.950%	5/1/30	5,484	4,885
	Northern Trust Corp.	6.125%	11/2/32	11,066	12,216
	Old Republic International Corp.	5.750%	3/28/34	3,350	3,513
	ORIX Corp.	2.250%	3/9/31	4,550	3,927
	ORIX Corp.	4.000%	4/13/32	4,263	4,055
	ORIX Corp.	5.200%	9/13/32	4,144	4,252
	PartnerRe Finance B LLC	4.500%	10/1/50	4,040	3,731
[1]	PNC Bank NA	2.700%	10/22/29	8,970	8,224
	PNC Financial Services Group Inc.	2.550%	1/22/30	13,281	12,180
	PNC Financial Services Group Inc.	4.626%	6/6/33	3,590	3,537
	PNC Financial Services Group Inc.	6.037%	10/28/33	19,057	20,584
	PNC Financial Services Group Inc.	5.068%	1/24/34	15,125	15,363
	PNC Financial Services Group Inc.	5.939%	8/18/34	7,494	8,078
	PNC Financial Services Group Inc.	6.875%	10/20/34	15,656	17,933
	PNC Financial Services Group Inc.	5.676%	1/22/35	18,385	19,499
	PNC Financial Services Group Inc.	5.401%	7/23/35	15,100	15,751
	Primerica Inc.	2.800%	11/19/31	5,150	4,529
	Principal Financial Group Inc.	2.125%	6/15/30	4,621	4,082
	Principal Financial Group Inc.	5.375%	3/15/33	3,320	3,473
[1]	Private Export Funding Corp.	3.650%	3/15/30	2,975	2,949
[1]	Private Export Funding Corp.	4.600%	2/15/34	3,500	3,580
	Progressive Corp.	3.200%	3/26/30	11,473	10,931
	Progressive Corp.	3.000%	3/15/32	2,045	1,875
	Progressive Corp.	4.950%	6/15/33	5,225	5,415
[1]	Prudential Financial Inc.	2.100%	3/10/30	2,980	2,689
[1]	Prudential Financial Inc.	5.750%	7/15/33	4,028	4,445
[1]	Prudential Financial Inc.	3.700%	10/1/50	9,374	8,648
	Prudential Financial Inc.	5.125%	3/1/52	8,036	7,962
	Prudential Financial Inc.	6.000%	9/1/52	9,211	9,574
	Prudential Financial Inc.	6.750%	3/1/53	2,691	2,916
	Prudential Financial Inc.	6.500%	3/15/54	8,425	9,041
	Prudential Funding Asia plc	3.125%	4/14/30	8,385	7,897
	Prudential Funding Asia plc	3.625%	3/24/32	2,900	2,722
	Raymond James Financial Inc.	4.650%	4/1/30	4,215	4,315
	Regions Financial Corp.	5.502%	9/6/35	5,200	5,291
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	4,753
	Reinsurance Group of America Inc.	6.000%	9/15/33	3,339	3,580
	Reinsurance Group of America Inc.	5.750%	9/15/34	2,422	2,552
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	6,381	6,695
[1]	Royal Bank of Canada	2.300%	11/3/31	20,594	18,014
	Royal Bank of Canada	3.875%	5/4/32	2,295	2,216
[1]	Royal Bank of Canada	5.000%	2/1/33	20,445	21,140
[1]	Royal Bank of Canada	5.150%	2/1/34	10,178	10,581
	Santander Holdings USA Inc.	7.660%	11/9/31	4,650	5,229
	Santander Holdings USA Inc.	6.342%	5/31/35	3,380	3,546
	Santander UK Group Holdings plc	2.896%	3/15/32	8,665	7,702
[3]	Sixth Street Lending Partners	5.750%	1/15/30	4,875	4,858
[1]	State Street Corp.	4.141%	12/3/29	3,000	2,992
	State Street Corp.	2.400%	1/24/30	17,086	15,768
	State Street Corp.	2.200%	3/3/31	9,370	8,288
	State Street Corp.	3.152%	3/30/31	2,225	2,104
	State Street Corp.	2.623%	2/7/33	100	88
	State Street Corp.	4.164%	8/4/33	5,306	5,166
	State Street Corp.	4.821%	1/26/34	6,060	6,136
	State Street Corp.	5.159%	5/18/34	5,785	6,011
[1]	State Street Corp.	3.031%	11/1/34	7,797	7,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	6.123%	11/21/34	4,304	4,694
	Stewart Information Services Corp.	3.600%	11/15/31	3,850	3,375
	Stifel Financial Corp.	4.000%	5/15/30	4,248	4,083
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	4,181	3,945
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	2,061	2,182
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	18,346	16,854
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	12,752	11,243
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	8,345	7,308
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	9,223	7,942
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	14,389	15,471
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	9,220	9,931
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	7,605	8,232
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	11,974	12,714
	Synchrony Financial	2.875%	10/28/31	1,714	1,457
[1]	Toronto-Dominion Bank	2.000%	9/10/31	5,884	5,097
[1]	Toronto-Dominion Bank	2.450%	1/12/32	6,315	5,530
[1]	Toronto-Dominion Bank	3.200%	3/10/32	12,343	11,300
	Toronto-Dominion Bank	4.456%	6/8/32	16,478	16,369
	TPG Operating Group II LP	5.875%	3/5/34	5,000	5,335
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,564	2,912
[1]	Truist Bank	2.250%	3/11/30	13,187	11,623
[1]	Truist Financial Corp.	1.950%	6/5/30	10,340	9,069
[1]	Truist Financial Corp.	4.916%	7/28/33	7,475	7,329
[1]	Truist Financial Corp.	6.123%	10/28/33	7,470	8,057
[1]	Truist Financial Corp.	5.122%	1/26/34	8,350	8,441
[1]	Truist Financial Corp.	5.867%	6/8/34	14,625	15,554
[1]	Truist Financial Corp.	5.711%	1/24/35	22,255	23,452
[1]	US Bancorp	1.375%	7/22/30	10,405	8,884
[1]	US Bancorp	2.677%	1/27/33	6,080	5,323
[1]	US Bancorp	4.967%	7/22/33	11,134	11,112
	US Bancorp	5.850%	10/21/33	16,580	17,678
	US Bancorp	4.839%	2/1/34	21,312	21,303
	US Bancorp	5.836%	6/12/34	8,470	9,039
	US Bancorp	5.678%	1/23/35	17,472	18,520
	US Bancorp	2.491%	11/3/36	12,282	10,367
	Visa Inc.	2.050%	4/15/30	12,991	11,761
	Visa Inc.	1.100%	2/15/31	6,519	5,463
	Voya Financial Inc.	5.000%	9/20/34	3,200	3,183
[1]	Wells Fargo & Co.	2.879%	10/30/30	20,085	18,631
[1]	Wells Fargo & Co.	2.572%	2/11/31	29,211	26,528
[1]	Wells Fargo & Co.	4.478%	4/4/31	29,088	29,131
[1]	Wells Fargo & Co.	3.350%	3/2/33	34,203	31,276
[1]	Wells Fargo & Co.	4.897%	7/25/33	26,024	26,326
	Wells Fargo & Co.	5.389%	4/24/34	43,008	44,614
[1]	Wells Fargo & Co.	5.557%	7/25/34	38,585	40,479
	Wells Fargo & Co.	6.491%	10/23/34	22,020	24,615
	Wells Fargo & Co.	5.499%	1/23/35	17,731	18,591
	Western Union Co.	2.750%	3/15/31	3,000	2,620
	Westpac Banking Corp.	2.650%	1/16/30	4,175	3,880
	Westpac Banking Corp.	2.150%	6/3/31	10,368	9,101
	Westpac Banking Corp.	5.405%	8/10/33	3,090	3,164
	Westpac Banking Corp.	6.820%	11/17/33	6,092	6,892
	Westpac Banking Corp.	4.110%	7/24/34	3,982	3,849
	Westpac Banking Corp.	2.668%	11/15/35	15,750	13,739
	Westpac Banking Corp.	3.020%	11/18/36	12,460	10,818
	Willis North America Inc.	5.350%	5/15/33	6,637	6,828
	Zions Bancorp NA	3.250%	10/29/29	4,352	3,883
					5,165,613
Health Care (3.7%)
	Abbott Laboratories	1.400%	6/30/30	5,445	4,758
	AbbVie Inc.	3.200%	11/21/29	45,643	43,639
	AbbVie Inc.	4.950%	3/15/31	22,505	23,388
	AbbVie Inc.	5.050%	3/15/34	24,935	26,043
	Adventist Health System	5.430%	3/1/32	3,025	3,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adventist Health System	5.757%	12/1/34	2,500	2,603
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,685	2,406
	Agilent Technologies Inc.	2.100%	6/4/30	4,475	3,962
	Agilent Technologies Inc.	2.300%	3/12/31	6,915	6,065
	Agilent Technologies Inc.	4.750%	9/9/34	5,209	5,198
	Amgen Inc.	2.450%	2/21/30	16,505	15,074
	Amgen Inc.	5.250%	3/2/30	28,342	29,556
	Amgen Inc.	2.300%	2/25/31	11,006	9,744
	Amgen Inc.	2.000%	1/15/32	7,875	6,683
	Amgen Inc.	3.350%	2/22/32	8,349	7,772
	Amgen Inc.	4.200%	3/1/33	6,612	6,421
	Amgen Inc.	5.250%	3/2/33	35,735	37,196
[1]	Ascension Health	2.532%	11/15/29	6,810	6,326
	AstraZeneca Finance LLC	4.900%	2/26/31	9,685	10,073
	AstraZeneca Finance LLC	2.250%	5/28/31	4,271	3,786
	AstraZeneca Finance LLC	4.875%	3/3/33	5,349	5,555
	AstraZeneca Finance LLC	5.000%	2/26/34	15,265	15,933
	AstraZeneca plc	1.375%	8/6/30	12,897	11,088
	Banner Health	2.338%	1/1/30	2,925	2,667
	Banner Health	1.897%	1/1/31	2,480	2,152
	Baxter International Inc.	3.950%	4/1/30	6,149	6,013
	Baxter International Inc.	1.730%	4/1/31	7,580	6,374
	Baxter International Inc.	2.539%	2/1/32	14,963	12,970
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	1,282	1,114
	Becton Dickinson & Co.	2.823%	5/20/30	7,094	6,541
	Becton Dickinson & Co.	1.957%	2/11/31	1,942	1,676
	Becton Dickinson & Co.	4.298%	8/22/32	7,874	7,734
	Becton Dickinson & Co.	5.110%	2/8/34	5,000	5,143
	Biogen Inc.	2.250%	5/1/30	10,291	9,189
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,675	6,184
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,590	2,595
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,639	4,464
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	1,475	1,272
	Boston Scientific Corp.	2.650%	6/1/30	9,894	9,094
	Bristol-Myers Squibb Co.	1.450%	11/13/30	11,366	9,727
	Bristol-Myers Squibb Co.	5.750%	2/1/31	6,900	7,467
	Bristol-Myers Squibb Co.	5.100%	2/22/31	13,068	13,684
	Bristol-Myers Squibb Co.	2.950%	3/15/32	14,749	13,442
	Bristol-Myers Squibb Co.	5.900%	11/15/33	8,612	9,517
	Bristol-Myers Squibb Co.	5.200%	2/22/34	20,430	21,529
	Cardinal Health Inc.	5.450%	2/15/34	4,175	4,369
[1]	Cedars-Sinai Health System	2.288%	8/15/31	2,545	2,238
	Cencora Inc.	2.800%	5/15/30	4,910	4,513
	Cencora Inc.	2.700%	3/15/31	11,411	10,251
	Cencora Inc.	5.125%	2/15/34	3,155	3,250
	Centene Corp.	4.625%	12/15/29	21,515	21,064
	Centene Corp.	3.375%	2/15/30	10,250	9,446
	Centene Corp.	3.000%	10/15/30	22,966	20,556
	Centene Corp.	2.500%	3/1/31	20,298	17,453
	Centene Corp.	2.625%	8/1/31	12,866	11,035
	Cigna Group	2.400%	3/15/30	11,438	10,353
	Cigna Group	2.375%	3/15/31	13,272	11,696
	Cigna Group	5.125%	5/15/31	4,170	4,332
	Cigna Group	5.400%	3/15/33	9,065	9,510
	Cigna Group	5.250%	2/15/34	10,080	10,438
	CommonSpirit Health	3.347%	10/1/29	7,529	7,171
	CommonSpirit Health	2.782%	10/1/30	3,598	3,270
	CommonSpirit Health	5.205%	12/1/31	8,785	9,051
	CVS Health Corp.	5.125%	2/21/30	13,936	14,287
	CVS Health Corp.	3.750%	4/1/30	11,853	11,362
	CVS Health Corp.	1.750%	8/21/30	11,865	10,108
	CVS Health Corp.	5.250%	1/30/31	5,945	6,121
	CVS Health Corp.	1.875%	2/28/31	22,418	18,888
	CVS Health Corp.	5.550%	6/1/31	8,845	9,226
	CVS Health Corp.	2.125%	9/15/31	6,185	5,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	5.250%	2/21/33	15,375	15,707
	CVS Health Corp.	5.300%	6/1/33	11,613	11,865
	CVS Health Corp.	5.700%	6/1/34	9,250	9,647
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,525	5,991
	DH Europe Finance II Sarl	2.600%	11/15/29	6,304	5,871
	Elevance Health Inc.	2.250%	5/15/30	11,189	10,013
	Elevance Health Inc.	2.550%	3/15/31	9,759	8,739
	Elevance Health Inc.	5.500%	10/15/32	5,935	6,305
	Elevance Health Inc.	4.750%	2/15/33	8,563	8,655
	Elevance Health Inc.	5.375%	6/15/34	8,225	8,643
	Eli Lilly & Co.	4.700%	2/27/33	8,695	8,941
	Eli Lilly & Co.	4.700%	2/9/34	12,570	12,852
	Eli Lilly & Co.	4.600%	8/14/34	7,194	7,295
	GE HealthCare Technologies Inc.	5.857%	3/15/30	8,388	8,978
	GE HealthCare Technologies Inc.	5.905%	11/22/32	15,925	17,243
	Gilead Sciences Inc.	5.250%	10/15/33	9,371	9,882
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	905	975
	HCA Inc.	3.500%	9/1/30	23,695	22,328
	HCA Inc.	5.450%	4/1/31	11,645	12,130
	HCA Inc.	2.375%	7/15/31	7,227	6,247
	HCA Inc.	3.625%	3/15/32	15,920	14,725
	HCA Inc.	5.500%	6/1/33	7,449	7,733
	HCA Inc.	5.600%	4/1/34	10,169	10,597
	HCA Inc.	5.450%	9/15/34	11,956	12,304
	Humana Inc.	4.875%	4/1/30	3,210	3,267
	Humana Inc.	5.375%	4/15/31	7,128	7,379
	Humana Inc.	2.150%	2/3/32	11,505	9,656
	Humana Inc.	5.875%	3/1/33	7,865	8,346
	Humana Inc.	5.950%	3/15/34	7,000	7,489
	Icon Investments Six DAC	6.000%	5/8/34	2,035	2,164
	Illumina Inc.	2.550%	3/23/31	4,465	3,883
	Johnson & Johnson	1.300%	9/1/30	17,245	14,989
	Johnson & Johnson	4.900%	6/1/31	9,500	9,981
	Johnson & Johnson	4.375%	12/5/33	2,105	2,173
	Johnson & Johnson	4.950%	6/1/34	4,248	4,503
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,175	6,675
	Laboratory Corp. of America Holdings	4.350%	4/1/30	2,650	2,627
	Laboratory Corp. of America Holdings	4.550%	4/1/32	4,850	4,796
	Laboratory Corp. of America Holdings	4.800%	10/1/34	5,950	5,877
	McKesson Corp.	5.100%	7/15/33	6,982	7,249
	Medtronic Global Holdings SCA	4.500%	3/30/33	8,529	8,577
	Merck & Co. Inc.	4.300%	5/17/30	5,112	5,186
	Merck & Co. Inc.	1.450%	6/24/30	2,347	2,035
	Merck & Co. Inc.	2.150%	12/10/31	24,950	21,841
	Merck & Co. Inc.	4.500%	5/17/33	13,430	13,645
	Merck & Co. Inc.	6.500%	12/1/33	30	35
	Novartis Capital Corp.	2.200%	8/14/30	11,694	10,614
	Novartis Capital Corp.	4.000%	9/18/31	3,150	3,125
	Novartis Capital Corp.	4.200%	9/18/34	7,500	7,386
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,330
	OhioHealth Corp.	2.297%	11/15/31	2,520	2,175
	Pfizer Inc.	2.625%	4/1/30	12,980	12,042
	Pfizer Inc.	1.700%	5/28/30	9,290	8,195
	Pfizer Inc.	1.750%	8/18/31	8,824	7,566
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	26,394	27,032
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	39,699	40,524
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,740	1,475
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,416	4,969
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	4,930	5,123
	Quest Diagnostics Inc.	4.625%	12/15/29	2,500	2,531
	Quest Diagnostics Inc.	2.950%	6/30/30	5,208	4,824
	Quest Diagnostics Inc.	2.800%	6/30/31	2,553	2,301
	Quest Diagnostics Inc.	6.400%	11/30/33	4,603	5,145
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	10,379	8,964
	Revvity Inc.	2.550%	3/15/31	2,967	2,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Revvity Inc.	2.250%	9/15/31	4,281	3,657
	Royalty Pharma plc	2.200%	9/2/30	10,376	9,086
	Royalty Pharma plc	2.150%	9/2/31	4,802	4,090
	Royalty Pharma plc	5.400%	9/2/34	1,625	1,667
[1]	Rush Obligated Group	3.922%	11/15/29	3,150	3,107
	Smith & Nephew plc	2.032%	10/14/30	8,322	7,232
	Smith & Nephew plc	5.400%	3/20/34	5,400	5,615
[3]	Solventum Corp.	5.450%	3/13/31	7,130	7,351
[3]	Solventum Corp.	5.600%	3/23/34	10,935	11,327
[1]	Stanford Health Care	3.310%	8/15/30	2,787	2,673
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,794	5,161
	Stryker Corp.	4.625%	9/11/34	5,071	5,092
[1]	Sutter Health	2.294%	8/15/30	6,125	5,484
	Sutter Health	5.164%	8/15/33	190	197
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	21,452	19,057
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	8,435	8,800
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	4,570	4,267
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	10,120	8,762
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	6,184	6,438
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	12,160	12,713
	UnitedHealth Group Inc.	4.800%	1/15/30	10,360	10,668
	UnitedHealth Group Inc.	2.000%	5/15/30	9,182	8,186
	UnitedHealth Group Inc.	4.900%	4/15/31	7,030	7,271
	UnitedHealth Group Inc.	2.300%	5/15/31	18,588	16,479
	UnitedHealth Group Inc.	4.950%	1/15/32	10,245	10,587
	UnitedHealth Group Inc.	4.200%	5/15/32	20,404	20,240
	UnitedHealth Group Inc.	5.350%	2/15/33	12,958	13,754
	UnitedHealth Group Inc.	4.500%	4/15/33	13,670	13,730
	UnitedHealth Group Inc.	5.000%	4/15/34	7,951	8,206
	UnitedHealth Group Inc.	5.150%	7/15/34	16,985	17,722
	Universal Health Services Inc.	2.650%	10/15/30	8,895	7,939
	Universal Health Services Inc.	5.050%	10/15/34	2,500	2,454
	UPMC	5.035%	5/15/33	4,275	4,368
	Viatris Inc.	2.700%	6/22/30	12,053	10,709
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	8,132	7,134
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	750	763
	Zoetis Inc.	2.000%	5/15/30	2,734	2,416
	Zoetis Inc.	5.600%	11/16/32	7,071	7,572
					1,549,070
Industrials (2.3%)
	3M Co.	3.050%	4/15/30	3,895	3,693
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,673	4,093
	AGCO Corp.	5.800%	3/21/34	5,805	6,071
	Allegion plc	3.500%	10/1/29	3,645	3,476
	Allegion US Holding Co. Inc.	5.411%	7/1/32	4,606	4,799
	Allegion US Holding Co. Inc.	5.600%	5/29/34	3,250	3,400
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	5,709	4,975
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	3,613	3,409
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,808	2,612
	Amphenol Corp.	2.800%	2/15/30	10,758	9,958
	Amphenol Corp.	2.200%	9/15/31	5,530	4,781
	Amphenol Corp.	5.250%	4/5/34	5,150	5,382
	Boeing Co.	2.950%	2/1/30	6,431	5,750
	Boeing Co.	5.150%	5/1/30	38,408	38,494
	Boeing Co.	3.625%	2/1/31	11,860	10,863
[3]	Boeing Co.	6.388%	5/1/31	9,115	9,692
	Boeing Co.	3.600%	5/1/34	7,335	6,261
[3]	Boeing Co.	6.528%	5/1/34	21,520	23,088
	Canadian National Railway Co.	3.850%	8/5/32	4,680	4,516
	Canadian Pacific Railway Co.	2.875%	11/15/29	3,675	3,454
	Canadian Pacific Railway Co.	2.050%	3/5/30	7,075	6,326
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,405	14,452
	Carrier Global Corp.	2.722%	2/15/30	22,489	20,773
	Carrier Global Corp.	2.700%	2/15/31	3,564	3,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	5.900%	3/15/34	6,944	7,577
	Caterpillar Inc.	2.600%	4/9/30	13,928	12,939
	CSX Corp.	2.400%	2/15/30	1,883	1,724
	CSX Corp.	4.100%	11/15/32	14,982	14,740
	Cummins Inc.	1.500%	9/1/30	5,740	4,971
	Cummins Inc.	5.150%	2/20/34	7,010	7,371
	Deere & Co.	5.375%	10/16/29	2,625	2,788
	Deere & Co.	3.100%	4/15/30	9,616	9,126
	Delta Air Lines Inc.	3.750%	10/28/29	3,855	3,637
	Dover Corp.	2.950%	11/4/29	2,748	2,574
	Eaton Corp.	4.000%	11/2/32	6,000	5,896
	Eaton Corp.	4.150%	3/15/33	10,903	10,765
	Emerson Electric Co.	1.950%	10/15/30	4,708	4,175
	Emerson Electric Co.	2.200%	12/21/31	8,780	7,707
	FedEx Corp.	4.250%	5/15/30	7,104	7,102
	FedEx Corp.	2.400%	5/15/31	7,620	6,739
	FedEx Corp.	4.900%	1/15/34	2,565	2,617
	Flowserve Corp.	3.500%	10/1/30	4,800	4,473
	Flowserve Corp.	2.800%	1/15/32	515	446
	GE Capital Funding LLC	4.550%	5/15/32	5,714	5,716
	General Dynamics Corp.	3.625%	4/1/30	2,358	2,305
	General Dynamics Corp.	2.250%	6/1/31	2,259	2,007
[1]	General Electric Co.	6.750%	3/15/32	3,674	4,217
	HEICO Corp.	5.350%	8/1/33	4,985	5,181
	Honeywell International Inc.	4.700%	2/1/30	8,155	8,380
	Honeywell International Inc.	1.950%	6/1/30	10,467	9,357
	Honeywell International Inc.	1.750%	9/1/31	6,815	5,848
	Honeywell International Inc.	4.950%	9/1/31	4,792	5,012
	Honeywell International Inc.	4.750%	2/1/32	5,330	5,484
	Honeywell International Inc.	5.000%	2/15/33	12,975	13,560
	Honeywell International Inc.	4.500%	1/15/34	10,200	10,285
	Howmet Aerospace Inc.	4.850%	10/15/31	3,970	4,057
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,833	4,746
	IDEX Corp.	3.000%	5/1/30	4,696	4,350
	IDEX Corp.	2.625%	6/15/31	250	221
	Ingersoll Rand Inc.	5.314%	6/15/31	4,150	4,340
	Ingersoll Rand Inc.	5.700%	8/14/33	9,000	9,642
	Ingersoll Rand Inc.	5.450%	6/15/34	6,195	6,516
	Jacobs Engineering Group Inc.	5.900%	3/1/33	2,650	2,780
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,725	1,655
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	3,040	2,719
[1]	John Deere Capital Corp.	4.850%	10/11/29	335	347
[1]	John Deere Capital Corp.	2.450%	1/9/30	8,965	8,302
[1]	John Deere Capital Corp.	4.700%	6/10/30	7,275	7,491
	John Deere Capital Corp.	1.450%	1/15/31	4,931	4,208
[1]	John Deere Capital Corp.	4.900%	3/7/31	7,745	8,031
	John Deere Capital Corp.	4.400%	9/8/31	3,640	3,667
[1]	John Deere Capital Corp.	3.900%	6/7/32	8,979	8,754
[1]	John Deere Capital Corp.	4.350%	9/15/32	5,221	5,258
[1]	John Deere Capital Corp.	5.150%	9/8/33	7,099	7,496
[1]	John Deere Capital Corp.	5.100%	4/11/34	8,690	9,097
[1]	John Deere Capital Corp.	5.050%	6/12/34	7,079	7,390
	Johnson Controls International plc	1.750%	9/15/30	2,720	2,358
	Johnson Controls International plc	2.000%	9/16/31	3,649	3,116
	Johnson Controls International plc	4.900%	12/1/32	3,240	3,310
	Kennametal Inc.	2.800%	3/1/31	786	703
	Keysight Technologies Inc.	3.000%	10/30/29	4,197	3,919
	L3Harris Technologies Inc.	1.800%	1/15/31	6,419	5,467
	L3Harris Technologies Inc.	5.250%	6/1/31	6,295	6,551
	L3Harris Technologies Inc.	5.400%	7/31/33	13,881	14,491
	L3Harris Technologies Inc.	5.350%	6/1/34	6,625	6,897
	LKQ Corp.	6.250%	6/15/33	3,165	3,357
	Lockheed Martin Corp.	1.850%	6/15/30	5,720	5,064
	Lockheed Martin Corp.	3.900%	6/15/32	6,578	6,444
	Lockheed Martin Corp.	5.250%	1/15/33	6,461	6,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.750%	2/15/34	8,260	8,468
	Norfolk Southern Corp.	2.550%	11/1/29	4,734	4,382
	Norfolk Southern Corp.	5.050%	8/1/30	5,625	5,855
	Norfolk Southern Corp.	2.300%	5/15/31	3,649	3,233
	Norfolk Southern Corp.	3.000%	3/15/32	13,330	12,152
	Norfolk Southern Corp.	4.450%	3/1/33	5,530	5,515
	Norfolk Southern Corp.	5.550%	3/15/34	3,724	3,993
	Northrop Grumman Corp.	4.400%	5/1/30	6,614	6,652
	Northrop Grumman Corp.	4.700%	3/15/33	8,195	8,314
	Northrop Grumman Corp.	4.900%	6/1/34	6,715	6,864
	nVent Finance Sarl	2.750%	11/15/31	1,995	1,726
	nVent Finance Sarl	5.650%	5/15/33	5,000	5,195
	Oshkosh Corp.	3.100%	3/1/30	2,600	2,410
	Otis Worldwide Corp.	2.565%	2/15/30	16,135	14,771
[1]	PACCAR Financial Corp.	5.000%	3/22/34	3,000	3,134
	Pentair Finance Sarl	5.900%	7/15/32	3,335	3,573
[1]	Regal Rexnord Corp.	6.300%	2/15/30	9,775	10,388
	Regal Rexnord Corp.	6.400%	4/15/33	10,330	11,041
	Republic Services Inc.	5.000%	11/15/29	3,300	3,418
	Republic Services Inc.	2.300%	3/1/30	13,088	11,874
	Republic Services Inc.	1.450%	2/15/31	5,420	4,541
	Republic Services Inc.	2.375%	3/15/33	4,145	3,521
	Republic Services Inc.	5.000%	12/15/33	2,870	2,959
	Republic Services Inc.	5.000%	4/1/34	6,675	6,871
	Rockwell Automation Inc.	1.750%	8/15/31	2,050	1,739
	RTX Corp.	2.250%	7/1/30	5,505	4,942
	RTX Corp.	6.000%	3/15/31	8,875	9,657
	RTX Corp.	1.900%	9/1/31	7,581	6,445
	RTX Corp.	2.375%	3/15/32	17,317	15,027
	RTX Corp.	5.150%	2/27/33	8,495	8,827
	RTX Corp.	6.100%	3/15/34	12,630	13,938
	Ryder System Inc.	6.600%	12/1/33	6,101	6,811
	Southwest Airlines Co.	2.625%	2/10/30	6,395	5,790
	Teledyne Technologies Inc.	2.750%	4/1/31	8,675	7,801
	Textron Inc.	3.000%	6/1/30	5,560	5,149
	Textron Inc.	6.100%	11/15/33	4,550	4,929
	Trane Technologies Financing Ltd.	5.250%	3/3/33	3,005	3,158
	Trane Technologies Financing Ltd.	5.100%	6/13/34	4,020	4,187
	Trimble Inc.	6.100%	3/15/33	6,666	7,198
	Triton Container International Ltd.	3.250%	3/15/32	5,030	4,353
	Tyco Electronics Group SA	2.500%	2/4/32	6,870	6,089
	Union Pacific Corp.	2.400%	2/5/30	4,901	4,499
	Union Pacific Corp.	2.375%	5/20/31	2,355	2,112
	Union Pacific Corp.	2.800%	2/14/32	9,886	8,993
	Union Pacific Corp.	4.500%	1/20/33	4,053	4,098
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	7,215	7,572
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	2,351	2,098
	United Parcel Service Inc.	4.450%	4/1/30	8,059	8,220
	United Parcel Service Inc.	4.875%	3/3/33	8,607	8,903
	United Parcel Service Inc.	5.150%	5/22/34	7,465	7,844
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	178	178
	Veralto Corp.	5.450%	9/18/33	6,075	6,366
	Vontier Corp.	2.950%	4/1/31	5,087	4,431
	Waste Connections Inc.	2.600%	2/1/30	6,490	5,996
	Waste Connections Inc.	2.200%	1/15/32	7,915	6,798
	Waste Connections Inc.	3.200%	6/1/32	4,143	3,786
	Waste Connections Inc.	4.200%	1/15/33	7,214	7,011
	Waste Connections Inc.	5.000%	3/1/34	3,665	3,760
	Waste Management Inc.	4.625%	2/15/30	6,280	6,431
	Waste Management Inc.	1.500%	3/15/31	8,335	7,054
	Waste Management Inc.	4.950%	7/3/31	3,500	3,641
	Waste Management Inc.	4.150%	4/15/32	8,257	8,186
	Waste Management Inc.	4.625%	2/15/33	4,205	4,278
	Waste Management Inc.	4.875%	2/15/34	10,360	10,684
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	4,165	4,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xylem Inc.	2.250%	1/30/31	2,942	2,586
					984,689
Materials (1.2%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,414	7,555
	Air Products and Chemicals Inc.	4.800%	3/3/33	5,370	5,550
	Air Products and Chemicals Inc.	4.850%	2/8/34	11,827	12,194
	Albemarle Corp.	5.050%	6/1/32	5,003	5,007
	Amcor Finance USA Inc.	5.625%	5/26/33	5,399	5,692
	Amcor Flexibles North America Inc.	2.630%	6/19/30	4,165	3,747
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,579	5,816
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,150	5,715
	AptarGroup Inc.	3.600%	3/15/32	1,220	1,113
	ArcelorMittal SA	6.800%	11/29/32	9,180	10,239
	ArcelorMittal SA	6.000%	6/17/34	3,460	3,672
[3]	Berry Global Inc.	5.800%	6/15/31	6,650	6,915
[3]	Berry Global Inc.	5.650%	1/15/34	5,074	5,211
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	7,430	7,837
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	5,845	6,002
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	12,359	12,947
	Cabot Corp.	5.000%	6/30/32	3,280	3,324
	Carlisle Cos. Inc.	2.750%	3/1/30	7,445	6,846
	Carlisle Cos. Inc.	2.200%	3/1/32	4,550	3,856
	Celanese US Holdings LLC	6.550%	11/15/30	9,475	10,219
	Celanese US Holdings LLC	6.379%	7/15/32	7,601	8,131
	Celanese US Holdings LLC	6.700%	11/15/33	8,930	9,767
	CF Industries Inc.	5.150%	3/15/34	6,195	6,265
	CRH America Finance Inc.	5.400%	5/21/34	6,395	6,664
	Dow Chemical Co.	7.375%	11/1/29	3,850	4,378
	Dow Chemical Co.	2.100%	11/15/30	7,350	6,531
	Dow Chemical Co.	6.300%	3/15/33	3,936	4,345
	Eagle Materials Inc.	2.500%	7/1/31	6,350	5,621
	Eastman Chemical Co.	5.750%	3/8/33	4,617	4,882
	Eastman Chemical Co.	5.625%	2/20/34	6,204	6,473
	Ecolab Inc.	4.800%	3/24/30	7,365	7,602
	Ecolab Inc.	1.300%	1/30/31	4,815	4,043
	Ecolab Inc.	2.125%	2/1/32	5,960	5,181
	EIDP Inc.	2.300%	7/15/30	5,000	4,514
	EIDP Inc.	4.800%	5/15/33	5,000	5,073
	FMC Corp.	3.450%	10/1/29	8,590	8,056
	FMC Corp.	5.650%	5/18/33	3,330	3,443
	Freeport-McMoRan Inc.	4.250%	3/1/30	2,800	2,742
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,130	5,126
	Georgia-Pacific LLC	7.750%	11/15/29	5,315	6,179
	Huntsman International LLC	2.950%	6/15/31	3,400	2,939
	Kinross Gold Corp.	6.250%	7/15/33	4,145	4,495
	Linde Inc.	1.100%	8/10/30	7,660	6,523
	LYB International Finance III LLC	2.250%	10/1/30	4,830	4,280
	LYB International Finance III LLC	5.625%	5/15/33	4,057	4,317
	LYB International Finance III LLC	5.500%	3/1/34	6,685	6,959
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,583	5,090
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,604	5,773
	Mosaic Co.	5.450%	11/15/33	4,260	4,402
	NewMarket Corp.	2.700%	3/18/31	3,710	3,255
	Newmont Corp.	2.800%	10/1/29	6,907	6,477
	Newmont Corp.	2.250%	10/1/30	10,628	9,520
	Newmont Corp.	2.600%	7/15/32	9,003	7,981
	Newmont Corp.	5.350%	3/15/34	8,340	8,747
	Nucor Corp.	2.700%	6/1/30	5,370	4,959
	Nucor Corp.	3.125%	4/1/32	1,990	1,824
	Nutrien Ltd.	2.950%	5/13/30	6,404	5,956
	Nutrien Ltd.	5.400%	6/21/34	4,834	5,004
	Packaging Corp. of America	3.000%	12/15/29	4,292	4,041
	Packaging Corp. of America	5.700%	12/1/33	3,367	3,583
	PPG Industries Inc.	2.550%	6/15/30	5,375	4,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reliance Inc.	2.150%	8/15/30	4,210	3,707
	Rio Tinto Alcan Inc.	6.125%	12/15/33	9,806	10,936
	Rio Tinto Finance USA plc	5.000%	3/9/33	7,700	8,063
	RPM International Inc.	2.950%	1/15/32	2,403	2,130
	Sherwin-Williams Co.	2.300%	5/15/30	3,504	3,155
	Sherwin-Williams Co.	4.800%	9/1/31	1,180	1,203
[3]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	3,147	3,248
[3]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	8,282	8,634
	Sonoco Products Co.	3.125%	5/1/30	5,461	5,089
	Sonoco Products Co.	2.850%	2/1/32	4,180	3,655
	Sonoco Products Co.	5.000%	9/1/34	5,380	5,307
	Steel Dynamics Inc.	3.450%	4/15/30	5,363	5,081
	Steel Dynamics Inc.	3.250%	1/15/31	4,334	4,008
	Steel Dynamics Inc.	5.375%	8/15/34	4,510	4,653
	Suzano Austria GmbH	5.000%	1/15/30	10,018	10,013
	Suzano Austria GmbH	3.750%	1/15/31	9,664	8,905
[1]	Suzano Austria GmbH	3.125%	1/15/32	8,305	7,222
	Vale Overseas Ltd.	3.750%	7/8/30	12,523	11,936
	Vale Overseas Ltd.	6.125%	6/12/33	11,480	12,153
	Vale Overseas Ltd.	8.250%	1/17/34	5,287	6,473
	Vulcan Materials Co.	3.500%	6/1/30	6,412	6,135
	Westlake Corp.	3.375%	6/15/30	3,182	3,008
	WestRock MWV LLC	8.200%	1/15/30	4,665	5,445
	WRKCo Inc.	4.200%	6/1/32	2,895	2,821
	WRKCo Inc.	3.000%	6/15/33	7,045	6,190
	Yamana Gold Inc.	2.630%	8/15/31	3,839	3,321
					507,989
Real Estate (2.2%)
	Agree LP	4.800%	10/1/32	3,605	3,575
	Agree LP	5.625%	6/15/34	1,442	1,508
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	3,723	3,418
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	2,907	2,926
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	9,298	9,490
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	3,003	2,795
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	10,999	9,104
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	7,490	6,013
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	5,046	4,362
	American Assets Trust LP	3.375%	2/1/31	4,397	3,826
	American Homes 4 Rent LP	2.375%	7/15/31	3,675	3,162
	American Homes 4 Rent LP	3.625%	4/15/32	5,005	4,624
	American Homes 4 Rent LP	5.500%	2/1/34	5,405	5,581
	American Homes 4 Rent LP	5.500%	7/15/34	3,561	3,681
	American Tower Corp.	2.900%	1/15/30	9,671	8,951
	American Tower Corp.	1.875%	10/15/30	5,801	5,000
	American Tower Corp.	2.700%	4/15/31	6,243	5,575
	American Tower Corp.	2.300%	9/15/31	9,283	7,989
	American Tower Corp.	4.050%	3/15/32	5,525	5,306
	American Tower Corp.	5.650%	3/15/33	7,158	7,556
	American Tower Corp.	5.550%	7/15/33	7,129	7,475
	American Tower Corp.	5.450%	2/15/34	12,081	12,625
	Americold Realty Operating Partnership LP	5.409%	9/12/34	2,380	2,388
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	6,160	5,565
	AvalonBay Communities Inc.	2.050%	1/15/32	7,611	6,541
	AvalonBay Communities Inc.	5.000%	2/15/33	5,432	5,557
	AvalonBay Communities Inc.	5.300%	12/7/33	3,158	3,293
	Boston Properties LP	2.900%	3/15/30	4,318	3,878
	Boston Properties LP	3.250%	1/30/31	11,895	10,713
	Boston Properties LP	2.550%	4/1/32	4,857	4,044
	Boston Properties LP	2.450%	10/1/33	10,771	8,622
	Boston Properties LP	6.500%	1/15/34	2,003	2,178
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,204	6,993
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,452	5,603
	Brixmor Operating Partnership LP	5.500%	2/15/34	2,140	2,201
	Broadstone Net Lease LLC	2.600%	9/15/31	3,118	2,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden Property Trust	2.800%	5/15/30	6,364	5,887
	CBRE Services Inc.	2.500%	4/1/31	4,700	4,108
	COPT Defense Properties LP	2.000%	1/15/29	4,990	4,434
	COPT Defense Properties LP	2.750%	4/15/31	4,728	4,135
	Cousins Properties LP	5.875%	10/1/34	1,000	1,026
	Crown Castle Inc.	3.100%	11/15/29	6,980	6,525
	Crown Castle Inc.	3.300%	7/1/30	7,554	7,066
	Crown Castle Inc.	2.250%	1/15/31	10,790	9,356
	Crown Castle Inc.	2.100%	4/1/31	8,086	6,916
	Crown Castle Inc.	2.500%	7/15/31	6,425	5,590
	Crown Castle Inc.	5.100%	5/1/33	1,061	1,074
	Crown Castle Inc.	5.800%	3/1/34	7,970	8,453
	Crown Castle Inc.	5.200%	9/1/34	5,710	5,785
	CubeSmart LP	3.000%	2/15/30	6,039	5,598
	CubeSmart LP	2.000%	2/15/31	610	522
	CubeSmart LP	2.500%	2/15/32	5,653	4,894
	DOC DR LLC	2.625%	11/1/31	4,796	4,184
	EPR Properties	3.600%	11/15/31	1,650	1,472
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	6,331	6,650
	Equinix Inc.	3.200%	11/18/29	14,872	14,039
	Equinix Inc.	2.150%	7/15/30	6,397	5,652
	Equinix Inc.	2.500%	5/15/31	9,209	8,134
	Equinix Inc.	3.900%	4/15/32	7,505	7,185
	ERP Operating LP	2.500%	2/15/30	4,514	4,124
	ERP Operating LP	1.850%	8/1/31	5,515	4,695
	ERP Operating LP	4.650%	9/15/34	4,800	4,777
	Essential Properties LP	2.950%	7/15/31	3,320	2,890
	Essex Portfolio LP	3.000%	1/15/30	5,373	4,996
	Essex Portfolio LP	1.650%	1/15/31	1,260	1,054
	Essex Portfolio LP	2.550%	6/15/31	919	805
	Essex Portfolio LP	2.650%	3/15/32	7,450	6,481
	Essex Portfolio LP	5.500%	4/1/34	4,390	4,561
	Extra Space Storage LP	5.500%	7/1/30	2,925	3,056
	Extra Space Storage LP	2.200%	10/15/30	4,225	3,702
	Extra Space Storage LP	5.900%	1/15/31	5,959	6,323
	Extra Space Storage LP	2.550%	6/1/31	4,607	4,011
	Extra Space Storage LP	2.400%	10/15/31	5,070	4,362
	Extra Space Storage LP	2.350%	3/15/32	8,056	6,801
	Extra Space Storage LP	5.400%	2/1/34	5,050	5,210
	Extra Space Storage LP	5.350%	1/15/35	730	746
	Federal Realty OP LP	3.500%	6/1/30	5,655	5,333
	GLP Capital LP	4.000%	1/15/30	8,415	8,017
	GLP Capital LP	4.000%	1/15/31	5,893	5,522
	GLP Capital LP	3.250%	1/15/32	6,255	5,533
	GLP Capital LP	5.625%	9/15/34	6,500	6,644
	Healthcare Realty Holdings LP	3.100%	2/15/30	1,788	1,643
	Healthcare Realty Holdings LP	2.000%	3/15/31	6,447	5,398
	Healthpeak OP LLC	3.000%	1/15/30	2,793	2,603
	Healthpeak OP LLC	2.875%	1/15/31	6,285	5,720
	Healthpeak OP LLC	5.250%	12/15/32	6,220	6,404
	Highwoods Realty LP	3.050%	2/15/30	5,005	4,503
	Highwoods Realty LP	2.600%	2/1/31	3,547	3,023
	Highwoods Realty LP	7.650%	2/1/34	3,106	3,567
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	5,914	5,511
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	7,409	6,864
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	2,569	2,257
	Host Hotels & Resorts LP	5.700%	7/1/34	5,129	5,296
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	2,136	2,226
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,515	7,982
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	3,714	3,546
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	2,881	2,974
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	2,613	2,186
	Kilroy Realty LP	3.050%	2/15/30	4,202	3,756
	Kilroy Realty LP	2.500%	11/15/32	4,510	3,615
	Kilroy Realty LP	2.650%	11/15/33	3,220	2,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty OP LLC	2.700%	10/1/30	4,119	3,742
	Kimco Realty OP LLC	2.250%	12/1/31	1,445	1,232
	Kimco Realty OP LLC	3.200%	4/1/32	9,129	8,266
	Kimco Realty OP LLC	4.600%	2/1/33	5,552	5,509
	Kimco Realty OP LLC	6.400%	3/1/34	4,148	4,617
	Kite Realty Group LP	4.950%	12/15/31	2,930	2,933
	Kite Realty Group LP	5.500%	3/1/34	3,734	3,846
	Kite Realty Group Trust	4.750%	9/15/30	2,843	2,845
	LXP Industrial Trust	2.700%	9/15/30	3,075	2,733
	LXP Industrial Trust	2.375%	10/1/31	3,863	3,235
	Mid-America Apartments LP	2.750%	3/15/30	1,667	1,541
	Mid-America Apartments LP	5.300%	2/15/32	3,490	3,629
	Mid-America Apartments LP	5.000%	3/15/34	2,965	3,023
	National Health Investors Inc.	3.000%	2/1/31	4,526	3,954
	NNN REIT Inc.	5.600%	10/15/33	6,230	6,521
	NNN REIT Inc.	5.500%	6/15/34	4,200	4,367
	Omega Healthcare Investors Inc.	3.625%	10/1/29	4,107	3,867
	Omega Healthcare Investors Inc.	3.375%	2/1/31	6,381	5,806
	Omega Healthcare Investors Inc.	3.250%	4/15/33	7,462	6,411
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,595	2,262
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,601	2,108
	Prologis LP	2.875%	11/15/29	2,425	2,279
	Prologis LP	2.250%	4/15/30	8,429	7,611
	Prologis LP	1.750%	7/1/30	2,697	2,353
	Prologis LP	1.250%	10/15/30	5,436	4,585
	Prologis LP	2.250%	1/15/32	3,874	3,330
	Prologis LP	4.625%	1/15/33	11,910	11,969
	Prologis LP	4.750%	6/15/33	7,385	7,484
	Prologis LP	5.125%	1/15/34	6,726	6,955
	Prologis LP	5.000%	3/15/34	6,950	7,126
	Public Storage Operating Co.	2.300%	5/1/31	380	338
	Public Storage Operating Co.	2.250%	11/9/31	12,186	10,593
	Public Storage Operating Co.	5.100%	8/1/33	6,147	6,376
	Rayonier LP	2.750%	5/17/31	4,165	3,631
	Realty Income Corp.	3.100%	12/15/29	7,095	6,692
	Realty Income Corp.	3.400%	1/15/30	4,540	4,319
	Realty Income Corp.	3.250%	1/15/31	14,683	13,699
	Realty Income Corp.	3.200%	2/15/31	7,414	6,868
	Realty Income Corp.	5.625%	10/13/32	8,590	9,123
	Realty Income Corp.	2.850%	12/15/32	6,209	5,429
	Realty Income Corp.	4.900%	7/15/33	5,235	5,287
	Realty Income Corp.	5.125%	2/15/34	6,489	6,635
	Regency Centers LP	3.700%	6/15/30	4,970	4,781
	Regency Centers LP	5.250%	1/15/34	3,810	3,931
	Rexford Industrial Realty LP	2.150%	9/1/31	6,269	5,283
	Sabra Health Care LP	3.900%	10/15/29	8,186	7,751
	Sabra Health Care LP	3.200%	12/1/31	5,682	5,000
	Safehold GL Holdings LLC	2.800%	6/15/31	5,326	4,673
	Simon Property Group LP	2.650%	7/15/30	6,950	6,370
	Simon Property Group LP	2.200%	2/1/31	4,926	4,320
	Simon Property Group LP	2.250%	1/15/32	7,832	6,746
	Simon Property Group LP	5.500%	3/8/33	2,378	2,512
	Simon Property Group LP	6.250%	1/15/34	4,715	5,217
	Simon Property Group LP	4.750%	9/26/34	8,140	8,071
	Store Capital LLC	2.750%	11/18/30	3,018	2,638
	Store Capital LLC	2.700%	12/1/31	3,128	2,657
	Sun Communities Operating LP	2.700%	7/15/31	5,866	5,123
	Sun Communities Operating LP	4.200%	4/15/32	6,482	6,121
	Sun Communities Operating LP	5.700%	1/15/33	3,090	3,188
	Tanger Properties LP	2.750%	9/1/31	3,616	3,114
[1]	UDR Inc.	3.200%	1/15/30	5,038	4,729
	UDR Inc.	3.000%	8/15/31	3,549	3,233
[1]	UDR Inc.	2.100%	8/1/32	1,993	1,643
[1]	UDR Inc.	1.900%	3/15/33	5,155	4,082
[1]	UDR Inc.	2.100%	6/15/33	2,350	1,883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UDR Inc.	5.125%	9/1/34	3,750	3,789
	Ventas Realty LP	3.000%	1/15/30	5,551	5,146
	Ventas Realty LP	4.750%	11/15/30	5,387	5,436
	Ventas Realty LP	2.500%	9/1/31	1,057	917
	Ventas Realty LP	5.625%	7/1/34	2,508	2,638
	Ventas Realty LP	5.000%	1/15/35	1,300	1,302
	VICI Properties LP	4.950%	2/15/30	10,940	11,006
	VICI Properties LP	5.125%	5/15/32	9,710	9,759
	VICI Properties LP	5.750%	4/1/34	1,530	1,604
	Welltower OP LLC	3.100%	1/15/30	7,221	6,780
	Welltower OP LLC	2.750%	1/15/31	9,435	8,538
	Welltower OP LLC	2.750%	1/15/32	4,810	4,264
	Welltower OP LLC	3.850%	6/15/32	3,308	3,147
	Weyerhaeuser Co.	4.000%	11/15/29	8,163	8,002
	Weyerhaeuser Co.	4.000%	4/15/30	10,469	10,257
	Weyerhaeuser Co.	3.375%	3/9/33	7,441	6,789
	WP Carey Inc.	2.400%	2/1/31	4,818	4,199
	WP Carey Inc.	2.450%	2/1/32	2,925	2,491
	WP Carey Inc.	2.250%	4/1/33	3,511	2,900
					921,821
Technology (3.3%)
	Adobe Inc.	2.300%	2/1/30	10,945	10,056
	Adobe Inc.	4.950%	4/4/34	6,450	6,721
	Advanced Micro Devices Inc.	3.924%	6/1/32	4,415	4,304
	Amdocs Ltd.	2.538%	6/15/30	6,325	5,643
	Analog Devices Inc.	2.100%	10/1/31	10,524	9,163
	Analog Devices Inc.	5.050%	4/1/34	4,930	5,161
	Apple Inc.	4.150%	5/10/30	5,058	5,181
	Apple Inc.	1.650%	5/11/30	17,834	15,814
	Apple Inc.	1.250%	8/20/30	7,426	6,424
	Apple Inc.	1.650%	2/8/31	25,741	22,506
	Apple Inc.	1.700%	8/5/31	10,186	8,829
	Apple Inc.	3.350%	8/8/32	11,740	11,212
	Apple Inc.	4.300%	5/10/33	3,802	3,924
	Applied Materials Inc.	1.750%	6/1/30	6,247	5,486
	Arrow Electronics Inc.	2.950%	2/15/32	4,200	3,687
	Arrow Electronics Inc.	5.875%	4/10/34	4,125	4,279
	Atlassian Corp.	5.500%	5/15/34	4,130	4,319
	Autodesk Inc.	2.850%	1/15/30	4,472	4,155
	Autodesk Inc.	2.400%	12/15/31	9,380	8,212
	Automatic Data Processing Inc.	1.250%	9/1/30	10,754	9,217
	Automatic Data Processing Inc.	4.450%	9/9/34	6,350	6,363
	Avnet Inc.	5.500%	6/1/32	4,026	4,085
	Block Financial LLC	3.875%	8/15/30	6,605	6,320
	Booz Allen Hamilton Inc.	5.950%	8/4/33	5,465	5,844
[4]	Broadcom Inc.	4.350%	2/15/30	6,250	6,239
	Broadcom Inc.	5.000%	4/15/30	6,558	6,790
	Broadcom Inc.	4.150%	11/15/30	18,027	17,735
[3]	Broadcom Inc.	2.450%	2/15/31	25,990	23,022
	Broadcom Inc.	5.150%	11/15/31	4,751	4,925
[1,4]	Broadcom Inc.	4.550%	2/15/32	4,750	4,744
[3]	Broadcom Inc.	4.150%	4/15/32	4,425	4,291
	Broadcom Inc.	4.300%	11/15/32	8,045	7,907
[3]	Broadcom Inc.	2.600%	2/15/33	15,795	13,525
[3]	Broadcom Inc.	3.419%	4/15/33	28,069	25,499
[3]	Broadcom Inc.	3.469%	4/15/34	27,191	24,503
[4]	Broadcom Inc.	4.800%	10/15/34	6,550	6,544
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,311	5,852
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,381	7,398
	Cadence Design Systems Inc.	4.700%	9/10/34	8,148	8,193
	CDW LLC	5.100%	3/1/30	2,722	2,765
	CDW LLC	3.569%	12/1/31	8,554	7,829
	CDW LLC	5.550%	8/22/34	2,792	2,855
	CGI Inc.	2.300%	9/14/31	3,675	3,151

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cintas Corp. No. 2	4.000%	5/1/32	7,000	6,854
Cisco Systems Inc.	4.950%	2/26/31	20,578	21,508
Cisco Systems Inc.	5.050%	2/26/34	19,320	20,276
Concentrix Corp.	6.850%	8/2/33	4,640	4,806
Dell International LLC	5.300%	10/1/29	16,633	17,306
Dell International LLC	6.200%	7/15/30	7,061	7,676
Dell International LLC	5.750%	2/1/33	5,993	6,431
Dell International LLC	5.400%	4/15/34	9,160	9,550
Equifax Inc.	2.350%	9/15/31	12,493	10,848
Fidelity National Information Services Inc.	2.250%	3/1/31	8,746	7,669
Fiserv Inc.	4.750%	3/15/30	7,470	7,608
Fiserv Inc.	2.650%	6/1/30	8,585	7,824
Fiserv Inc.	5.600%	3/2/33	7,331	7,763
Fiserv Inc.	5.625%	8/21/33	11,310	11,972
Fiserv Inc.	5.450%	3/15/34	5,993	6,266
Fiserv Inc.	5.150%	8/12/34	8,970	9,190
Flex Ltd.	4.875%	5/12/30	7,305	7,313
Flex Ltd.	5.250%	1/15/32	4,250	4,288
Fortinet Inc.	2.200%	3/15/31	5,000	4,344
Global Payments Inc.	2.900%	5/15/30	11,229	10,232
Global Payments Inc.	2.900%	11/15/31	6,766	5,958
Global Payments Inc.	5.400%	8/15/32	6,683	6,864
Hewlett Packard Enterprise Co.	4.850%	10/15/31	7,500	7,480
Hewlett Packard Enterprise Co.	5.000%	10/15/34	8,025	7,946
HP Inc.	3.400%	6/17/30	5,017	4,752
HP Inc.	2.650%	6/17/31	8,810	7,787
HP Inc.	4.200%	4/15/32	6,485	6,283
HP Inc.	5.500%	1/15/33	5,119	5,382
Hubbell Inc.	2.300%	3/15/31	2,770	2,429
IBM International Capital Pte. Ltd.	4.750%	2/5/31	400	410
IBM International Capital Pte. Ltd.	4.900%	2/5/34	8,240	8,441
Intel Corp.	2.450%	11/15/29	19,323	17,375
Intel Corp.	5.125%	2/10/30	12,490	12,757
Intel Corp.	3.900%	3/25/30	11,107	10,673
Intel Corp.	5.000%	2/21/31	560	569
Intel Corp.	2.000%	8/12/31	13,428	11,225
Intel Corp.	4.150%	8/5/32	17,125	16,320
Intel Corp.	5.200%	2/10/33	18,475	18,709
Intel Corp.	5.150%	2/21/34	5,735	5,795
International Business Machines Corp.	1.950%	5/15/30	24,815	21,957
International Business Machines Corp.	2.720%	2/9/32	2,050	1,840
International Business Machines Corp.	4.400%	7/27/32	5,080	5,074
International Business Machines Corp.	5.875%	11/29/32	3,480	3,821
International Business Machines Corp.	4.750%	2/6/33	6,335	6,494
Intuit Inc.	1.650%	7/15/30	4,875	4,247
Intuit Inc.	5.200%	9/15/33	10,425	10,997
Jabil Inc.	3.600%	1/15/30	4,790	4,520
Jabil Inc.	3.000%	1/15/31	1,953	1,752
Juniper Networks Inc.	2.000%	12/10/30	3,477	2,982
KLA Corp.	4.650%	7/15/32	8,310	8,504
KLA Corp.	4.700%	2/1/34	5,000	5,099
Kyndryl Holdings Inc.	3.150%	10/15/31	6,656	5,853
Kyndryl Holdings Inc.	6.350%	2/20/34	3,078	3,290
Lam Research Corp.	1.900%	6/15/30	7,140	6,308
Leidos Inc.	4.375%	5/15/30	6,899	6,787
Leidos Inc.	2.300%	2/15/31	8,655	7,517
Leidos Inc.	5.750%	3/15/33	6,502	6,843
Marvell Technology Inc.	2.950%	4/15/31	3,435	3,102
Marvell Technology Inc.	5.950%	9/15/33	5,225	5,609
Micron Technology Inc.	6.750%	11/1/29	7,311	8,034
Micron Technology Inc.	4.663%	2/15/30	6,630	6,668
Micron Technology Inc.	5.300%	1/15/31	1,590	1,652
Micron Technology Inc.	2.703%	4/15/32	8,360	7,303
Micron Technology Inc.	5.875%	2/9/33	9,418	10,059
Micron Technology Inc.	5.875%	9/15/33	9,030	9,658

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Microsoft Corp.	1.350%	9/15/30	4,059	3,535
Moody's Corp.	2.000%	8/19/31	4,953	4,269
Moody's Corp.	4.250%	8/8/32	1,735	1,709
Moody's Corp.	5.000%	8/5/34	4,100	4,197
Motorola Solutions Inc.	2.300%	11/15/30	7,753	6,842
Motorola Solutions Inc.	2.750%	5/24/31	4,237	3,788
Motorola Solutions Inc.	5.600%	6/1/32	5,390	5,701
Motorola Solutions Inc.	5.400%	4/15/34	6,567	6,848
NetApp Inc.	2.700%	6/22/30	6,100	5,540
Nordson Corp.	4.500%	12/15/29	4,900	4,918
Nordson Corp.	5.800%	9/15/33	4,194	4,526
NVIDIA Corp.	2.850%	4/1/30	12,956	12,257
NVIDIA Corp.	2.000%	6/15/31	10,927	9,663
NXP BV	3.400%	5/1/30	8,291	7,833
NXP BV	2.500%	5/11/31	8,570	7,508
NXP BV	2.650%	2/15/32	8,289	7,198
NXP BV	5.000%	1/15/33	5,430	5,494
Oracle Corp.	6.150%	11/9/29	8,735	9,449
Oracle Corp.	2.950%	4/1/30	26,974	25,094
Oracle Corp.	4.650%	5/6/30	7,435	7,574
Oracle Corp.	3.250%	5/15/30	5,282	4,985
Oracle Corp.	2.875%	3/25/31	25,668	23,348
Oracle Corp.	6.250%	11/9/32	16,577	18,338
Oracle Corp.	4.900%	2/6/33	8,530	8,679
Oracle Corp.	4.300%	7/8/34	9,527	9,221
Oracle Corp.	4.700%	9/27/34	25,202	25,143
PayPal Holdings Inc.	2.850%	10/1/29	14,734	13,858
PayPal Holdings Inc.	2.300%	6/1/30	7,460	6,758
PayPal Holdings Inc.	4.400%	6/1/32	8,925	8,951
PayPal Holdings Inc.	5.150%	6/1/34	7,960	8,302
Qorvo Inc.	4.375%	10/15/29	7,099	6,882
QUALCOMM Inc.	2.150%	5/20/30	10,095	9,127
QUALCOMM Inc.	1.650%	5/20/32	10,397	8,635
QUALCOMM Inc.	4.250%	5/20/32	4,075	4,070
QUALCOMM Inc.	5.400%	5/20/33	6,255	6,742
Quanta Services Inc.	2.900%	10/1/30	8,343	7,678
Quanta Services Inc.	2.350%	1/15/32	3,711	3,181
Quanta Services Inc.	5.250%	8/9/34	5,335	5,452
RELX Capital Inc.	3.000%	5/22/30	6,435	6,023
RELX Capital Inc.	4.750%	5/20/32	4,728	4,784
Roper Technologies Inc.	2.000%	6/30/30	4,986	4,380
Roper Technologies Inc.	1.750%	2/15/31	4,367	3,695
Roper Technologies Inc.	4.750%	2/15/32	2,100	2,124
Roper Technologies Inc.	4.900%	10/15/34	8,100	8,154
S&P Global Inc.	2.500%	12/1/29	4,852	4,481
S&P Global Inc.	1.250%	8/15/30	5,493	4,683
S&P Global Inc.	2.900%	3/1/32	12,980	11,805
S&P Global Inc.	5.250%	9/15/33	5,052	5,356
Salesforce Inc.	1.950%	7/15/31	12,648	10,978
ServiceNow Inc.	1.400%	9/1/30	13,097	11,237
Skyworks Solutions Inc.	3.000%	6/1/31	4,123	3,632
TD SYNNEX Corp.	6.100%	4/12/34	4,157	4,405
Teledyne FLIR LLC	2.500%	8/1/30	3,856	3,447
Texas Instruments Inc.	1.750%	5/4/30	7,926	6,997
Texas Instruments Inc.	1.900%	9/15/31	5,734	4,994
Texas Instruments Inc.	4.900%	3/14/33	7,000	7,333
Texas Instruments Inc.	4.850%	2/8/34	5,400	5,615
TSMC Arizona Corp.	2.500%	10/25/31	10,945	9,661
TSMC Arizona Corp.	4.250%	4/22/32	7,675	7,632
Verisk Analytics Inc.	5.750%	4/1/33	4,770	5,134
Verisk Analytics Inc.	5.250%	6/5/34	4,994	5,156
VMware LLC	4.700%	5/15/30	6,290	6,340
VMware LLC	2.200%	8/15/31	12,671	10,885
Western Digital Corp.	3.100%	2/1/32	4,290	3,696
Workday Inc.	3.800%	4/1/32	11,072	10,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xilinx Inc.	2.375%	6/1/30	7,076	6,424
					1,376,360
Utilities (3.5%)
[1]	AEP Texas Inc.	2.100%	7/1/30	4,955	4,365
	AEP Texas Inc.	4.700%	5/15/32	4,265	4,278
	AEP Texas Inc.	5.400%	6/1/33	4,100	4,216
	AEP Texas Inc.	5.700%	5/15/34	3,450	3,626
	AEP Transmission Co. LLC	5.150%	4/1/34	1,955	2,027
	AES Corp.	2.450%	1/15/31	8,558	7,410
[1]	Alabama Power Co.	1.450%	9/15/30	6,244	5,348
	Alabama Power Co.	3.050%	3/15/32	5,491	5,007
	Alabama Power Co.	3.940%	9/1/32	2,206	2,137
	Alabama Power Co.	5.850%	11/15/33	3,870	4,219
	Ameren Corp.	3.500%	1/15/31	6,329	5,990
	Ameren Illinois Co.	1.550%	11/15/30	2,755	2,357
	Ameren Illinois Co.	3.850%	9/1/32	2,634	2,517
	Ameren Illinois Co.	4.950%	6/1/33	6,673	6,863
	American Electric Power Co. Inc.	5.950%	11/1/32	2,450	2,656
	American Electric Power Co. Inc.	5.625%	3/1/33	7,539	7,954
[1]	American Electric Power Co. Inc.	7.050%	12/15/54	5,350	5,632
	American Water Capital Corp.	2.800%	5/1/30	5,252	4,877
	American Water Capital Corp.	2.300%	6/1/31	4,615	4,055
	American Water Capital Corp.	4.450%	6/1/32	4,625	4,644
	American Water Capital Corp.	5.150%	3/1/34	5,650	5,898
[1]	Appalachian Power Co.	2.700%	4/1/31	5,715	5,106
[1]	Appalachian Power Co.	4.500%	8/1/32	3,905	3,852
	Appalachian Power Co.	5.650%	4/1/34	3,060	3,219
	Arizona Public Service Co.	6.350%	12/15/32	1,748	1,920
	Arizona Public Service Co.	5.550%	8/1/33	4,300	4,486
	Arizona Public Service Co.	5.700%	8/15/34	5,000	5,281
	Atlantic City Electric Co.	2.300%	3/15/31	3,880	3,411
	Atmos Energy Corp.	1.500%	1/15/31	8,932	7,578
	Atmos Energy Corp.	5.450%	10/15/32	1,665	1,774
	Atmos Energy Corp.	5.900%	11/15/33	4,691	5,157
	Baltimore Gas & Electric Co.	2.250%	6/15/31	5,504	4,839
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/34	3,345	3,503
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	9,075	8,875
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	5,000	4,228
	Black Hills Corp.	3.050%	10/15/29	4,175	3,890
	Black Hills Corp.	4.350%	5/1/33	3,500	3,354
	Black Hills Corp.	6.150%	5/15/34	4,695	5,068
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,368	3,845
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,620	2,363
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	10,077	10,284
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	4,830	5,006
	CenterPoint Energy Inc.	2.950%	3/1/30	4,424	4,085
	CenterPoint Energy Inc.	2.650%	6/1/31	2,328	2,065
[1]	CenterPoint Energy Inc.	7.000%	2/15/55	2,750	2,861
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,457	6,413
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	5,299	5,587
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	3,625	3,777
[1]	CMS Energy Corp.	4.750%	6/1/50	7,764	7,442
	Commonwealth Edison Co.	2.200%	3/1/30	3,537	3,191
[1]	Commonwealth Edison Co.	3.150%	3/15/32	4,810	4,391
	Commonwealth Edison Co.	4.900%	2/1/33	2,335	2,393
	Commonwealth Edison Co.	5.300%	6/1/34	4,000	4,212
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	4,595	3,965
	Connecticut Light & Power Co.	4.900%	7/1/33	2,580	2,642
	Connecticut Light & Power Co.	4.950%	8/15/34	2,850	2,931
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,592	4,423
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	3,351	2,987
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	4,657	4,877
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	2,535	2,713
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	1,500	1,592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Energy Generation LLC	5.800%	3/1/33	3,228	3,463
	Constellation Energy Generation LLC	6.125%	1/15/34	5,500	6,045
	Consumers Energy Co.	4.700%	1/15/30	3,690	3,781
	Consumers Energy Co.	3.600%	8/15/32	7,093	6,703
	Consumers Energy Co.	4.625%	5/15/33	1,300	1,316
[1]	Dominion Energy Inc.	3.375%	4/1/30	15,048	14,264
[1]	Dominion Energy Inc.	2.250%	8/15/31	3,935	3,406
[1]	Dominion Energy Inc.	4.350%	8/15/32	5,907	5,835
	Dominion Energy Inc.	5.375%	11/15/32	13,722	14,364
[1]	Dominion Energy Inc.	5.250%	8/1/33	5,050	5,208
[1]	Dominion Energy Inc.	7.000%	6/1/54	8,468	9,279
[1]	Dominion Energy Inc.	6.875%	2/1/55	6,862	7,289
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,748	3,246
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,387	2,686
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,990	3,131
	DTE Electric Co.	2.250%	3/1/30	4,825	4,391
[1]	DTE Electric Co.	2.625%	3/1/31	4,350	3,941
[1]	DTE Electric Co.	3.000%	3/1/32	5,092	4,652
	DTE Electric Co.	5.200%	4/1/33	5,571	5,838
	DTE Electric Co.	5.200%	3/1/34	4,225	4,426
	DTE Energy Co.	2.950%	3/1/30	2,155	1,992
	DTE Energy Co.	5.850%	6/1/34	10,357	11,123
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,918	7,252
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,666	7,785
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,164	4,660
	Duke Energy Carolinas LLC	4.950%	1/15/33	10,190	10,508
	Duke Energy Carolinas LLC	4.850%	1/15/34	3,475	3,556
	Duke Energy Corp.	2.450%	6/1/30	8,922	8,051
	Duke Energy Corp.	2.550%	6/15/31	10,647	9,411
	Duke Energy Corp.	4.500%	8/15/32	10,750	10,634
	Duke Energy Corp.	5.750%	9/15/33	6,290	6,765
	Duke Energy Corp.	5.450%	6/15/34	8,995	9,394
	Duke Energy Corp.	6.450%	9/1/54	4,500	4,681
	Duke Energy Florida LLC	2.500%	12/1/29	3,238	2,998
	Duke Energy Florida LLC	1.750%	6/15/30	2,578	2,253
	Duke Energy Florida LLC	2.400%	12/15/31	4,347	3,814
	Duke Energy Florida LLC	5.875%	11/15/33	2,330	2,550
	Duke Energy Indiana LLC	5.250%	3/1/34	2,080	2,185
	Duke Energy Ohio Inc.	2.125%	6/1/30	3,418	3,050
	Duke Energy Ohio Inc.	5.250%	4/1/33	5,495	5,738
	Duke Energy Progress LLC	2.000%	8/15/31	5,327	4,574
	Duke Energy Progress LLC	3.400%	4/1/32	4,261	3,977
	Duke Energy Progress LLC	5.250%	3/15/33	4,651	4,878
	Duke Energy Progress LLC	5.100%	3/15/34	4,380	4,575
[3]	East Ohio Gas Co.	2.000%	6/15/30	2,950	2,568
	Edison International	6.950%	11/15/29	4,405	4,860
	Entergy Arkansas LLC	5.150%	1/15/33	3,785	3,937
	Entergy Arkansas LLC	5.300%	9/15/33	4,240	4,429
	Entergy Arkansas LLC	5.450%	6/1/34	1,500	1,591
	Entergy Corp.	2.800%	6/15/30	3,997	3,654
	Entergy Corp.	2.400%	6/15/31	8,179	7,123
	Entergy Corp.	7.125%	12/1/54	9,500	9,872
	Entergy Louisiana LLC	3.050%	6/1/31	5,000	4,605
	Entergy Louisiana LLC	2.350%	6/15/32	3,960	3,412
	Entergy Louisiana LLC	5.350%	3/15/34	4,451	4,656
	Entergy Louisiana LLC	5.150%	9/15/34	5,500	5,672
	Entergy Mississippi LLC	5.000%	9/1/33	2,460	2,506
	Entergy Texas Inc.	1.750%	3/15/31	2,544	2,158
	Essential Utilities Inc.	2.704%	4/15/30	4,626	4,243
	Essential Utilities Inc.	5.375%	1/15/34	5,180	5,359
[1]	Evergy Metro Inc.	2.250%	6/1/30	4,631	4,139
	Evergy Metro Inc.	4.950%	4/15/33	2,616	2,664
	Evergy Metro Inc.	5.400%	4/1/34	5,500	5,746
[3]	Evergy Missouri West Inc.	5.650%	6/1/34	1,500	1,588
[1]	Eversource Energy	1.650%	8/15/30	5,746	4,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	2.550%	3/15/31	3,730	3,265
	Eversource Energy	5.850%	4/15/31	9,095	9,680
	Eversource Energy	3.375%	3/1/32	5,793	5,279
	Eversource Energy	5.125%	5/15/33	9,380	9,554
	Eversource Energy	5.950%	7/15/34	1,915	2,058
	Exelon Corp.	4.050%	4/15/30	12,100	11,916
	Exelon Corp.	3.350%	3/15/32	7,940	7,380
	Exelon Corp.	5.450%	3/15/34	3,735	3,920
	FirstEnergy Corp.	2.650%	3/1/30	4,632	4,236
[1]	FirstEnergy Corp.	2.250%	9/1/30	5,742	5,084
[3]	FirstEnergy Transmission LLC	4.550%	1/15/30	2,950	2,976
	Florida Power & Light Co.	4.625%	5/15/30	5,640	5,786
	Florida Power & Light Co.	2.450%	2/3/32	13,044	11,534
	Florida Power & Light Co.	5.100%	4/1/33	6,530	6,829
	Florida Power & Light Co.	4.800%	5/15/33	6,865	7,037
	Florida Power & Light Co.	5.625%	4/1/34	1,655	1,798
	Florida Power & Light Co.	5.300%	6/15/34	5,000	5,307
	Georgia Power Co.	4.700%	5/15/32	3,895	3,968
	Georgia Power Co.	4.950%	5/17/33	10,003	10,285
	Georgia Power Co.	5.250%	3/15/34	6,990	7,325
	Idaho Power Co.	5.200%	8/15/34	2,480	2,568
	Interstate Power & Light Co.	2.300%	6/1/30	3,505	3,128
	Interstate Power & Light Co.	5.700%	10/15/33	2,580	2,745
	Interstate Power & Light Co.	4.950%	9/30/34	3,000	3,047
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,966	3,834
	IPALCO Enterprises Inc.	5.750%	4/1/34	3,300	3,453
[1]	Kentucky Utilities Co.	5.450%	4/15/33	3,360	3,546
[1]	Louisville Gas & Electric Co.	5.450%	4/15/33	3,340	3,520
	MidAmerican Energy Co.	6.750%	12/30/31	2,457	2,839
	MidAmerican Energy Co.	5.350%	1/15/34	270	287
	National Fuel Gas Co.	2.950%	3/1/31	3,300	2,912
	National Grid plc	5.809%	6/12/33	9,509	10,167
	National Grid plc	5.418%	1/11/34	5,546	5,781
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	6,357	5,770
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	5,125	5,358
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,099	3,403
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	2,044	1,706
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	4,655	4,166
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	2,000	1,960
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	10,114	10,973
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	2,800	2,871
[1]	Nevada Power Co.	2.400%	5/1/30	3,973	3,607
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	8,662	8,082
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	16,723	14,957
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	4,102	3,559
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,948	6,124
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	11,873	12,210
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	11,411	11,847
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	8,865	9,581
	NiSource Inc.	3.600%	5/1/30	6,542	6,287
	NiSource Inc.	1.700%	2/15/31	8,708	7,352
	NiSource Inc.	5.400%	6/30/33	3,699	3,852
	NiSource Inc.	5.350%	4/1/34	5,725	5,942
	NiSource Inc.	6.950%	11/30/54	3,750	3,892
	Northern States Power Co.	2.250%	4/1/31	4,052	3,575
	NSTAR Electric Co.	3.950%	4/1/30	3,343	3,302
	NSTAR Electric Co.	5.400%	6/1/34	4,310	4,553
[1]	Ohio Power Co.	2.600%	4/1/30	2,887	2,627
[1]	Ohio Power Co.	1.625%	1/15/31	6,708	5,630
	Ohio Power Co.	5.000%	6/1/33	3,195	3,250
	Ohio Power Co.	5.650%	6/1/34	3,500	3,701
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	1,085	1,027
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,341	4,105
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	3,881	4,081
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	6,749	6,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,535	4,438
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	6,917	6,950
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	10,360	11,172
	ONE Gas Inc.	2.000%	5/15/30	2,810	2,495
	Pacific Gas & Electric Co.	4.550%	7/1/30	34,262	34,014
	Pacific Gas & Electric Co.	2.500%	2/1/31	28,726	25,177
	Pacific Gas & Electric Co.	3.250%	6/1/31	5,642	5,143
	Pacific Gas & Electric Co.	4.400%	3/1/32	4,538	4,407
	Pacific Gas & Electric Co.	5.900%	6/15/32	9,610	10,176
	Pacific Gas & Electric Co.	6.150%	1/15/33	7,285	7,829
	Pacific Gas & Electric Co.	6.400%	6/15/33	5,640	6,165
	Pacific Gas & Electric Co.	6.950%	3/15/34	7,365	8,383
	PacifiCorp	2.700%	9/15/30	3,356	3,047
	PacifiCorp	5.300%	2/15/31	3,519	3,665
	PacifiCorp	7.700%	11/15/31	2,755	3,238
	PacifiCorp	5.450%	2/15/34	7,475	7,771
	PECO Energy Co.	4.900%	6/15/33	1,209	1,242
[1]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	1,074	1,057
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,000	3,527
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	2,810	2,941
	Potomac Electric Power Co.	5.200%	3/15/34	2,060	2,157
	PPL Capital Funding Inc.	5.250%	9/1/34	6,100	6,280
	PPL Electric Utilities Corp.	5.000%	5/15/33	5,128	5,286
	PPL Electric Utilities Corp.	4.850%	2/15/34	3,730	3,822
	Progress Energy Inc.	7.000%	10/30/31	5,080	5,785
[1]	Public Service Co. of Colorado	1.900%	1/15/31	4,040	3,481
[1]	Public Service Co. of Colorado	4.100%	6/1/32	4,659	4,549
	Public Service Co. of Colorado	5.350%	5/15/34	3,125	3,278
[1]	Public Service Co. of New Hampshire	2.200%	6/15/31	655	570
	Public Service Co. of New Hampshire	5.350%	10/1/33	7,250	7,680
	Public Service Co. of Oklahoma	5.250%	1/15/33	4,000	4,119
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,154	2,892
[1]	Public Service Electric & Gas Co.	1.900%	8/15/31	160	136
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	9,778	8,984
[1]	Public Service Electric & Gas Co.	4.900%	12/15/32	3,715	3,843
[1]	Public Service Electric & Gas Co.	4.650%	3/15/33	7,715	7,819
	Public Service Electric & Gas Co.	5.200%	8/1/33	2,825	2,976
[1]	Public Service Electric & Gas Co.	5.200%	3/1/34	3,560	3,735
	Public Service Electric & Gas Co.	4.850%	8/1/34	5,500	5,623
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,495	9,826
	Public Service Enterprise Group Inc.	5.450%	4/1/34	4,650	4,848
	Puget Energy Inc.	4.100%	6/15/30	6,581	6,336
	Puget Sound Energy Inc.	5.330%	6/15/34	5,750	6,026
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	5,847	5,060
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,200	3,827
	Sempra	5.500%	8/1/33	5,781	6,071
	Sempra	6.400%	10/1/54	5,600	5,633
	Sempra	6.875%	10/1/54	7,400	7,689
	Southern California Edison Co.	2.250%	6/1/30	5,005	4,474
[1]	Southern California Edison Co.	2.500%	6/1/31	2,251	1,992
	Southern California Edison Co.	5.450%	6/1/31	4,240	4,485
	Southern California Edison Co.	2.750%	2/1/32	4,020	3,576
	Southern California Edison Co.	5.950%	11/1/32	7,595	8,267
	Southern California Edison Co.	6.000%	1/15/34	4,565	5,013
	Southern California Edison Co.	5.200%	6/1/34	7,500	7,782
[1]	Southern California Gas Co.	2.550%	2/1/30	7,260	6,660
	Southern California Gas Co.	5.200%	6/1/33	5,785	6,022
	Southern California Gas Co.	5.050%	9/1/34	4,838	4,989
[1]	Southern Co.	3.700%	4/30/30	6,058	5,856
	Southern Co.	5.700%	10/15/32	4,823	5,171
	Southern Co.	5.200%	6/15/33	9,445	9,790
	Southern Co.	5.700%	3/15/34	9,885	10,616
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	2,962	2,515
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	4,480	4,633
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	3,789	4,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	3,635	3,672
	Southwest Gas Corp.	2.200%	6/15/30	4,150	3,682
	Southwest Gas Corp.	4.050%	3/15/32	5,018	4,773
	Southwestern Electric Power Co.	5.300%	4/1/33	3,696	3,812
	Spire Missouri Inc.	4.800%	2/15/33	2,793	2,833
[1]	Spire Missouri Inc.	5.150%	8/15/34	2,650	2,754
	Tampa Electric Co.	2.400%	3/15/31	3,454	3,033
	Tucson Electric Power Co.	1.500%	8/1/30	3,093	2,641
	Tucson Electric Power Co.	3.250%	5/15/32	2,725	2,485
	Tucson Electric Power Co.	5.200%	9/15/34	2,800	2,866
	Union Electric Co.	2.950%	3/15/30	4,130	3,862
	Union Electric Co.	2.150%	3/15/32	5,941	5,089
	Union Electric Co.	5.200%	4/1/34	7,260	7,591
	Virginia Electric & Power Co.	2.300%	11/15/31	3,637	3,171
	Virginia Electric & Power Co.	2.400%	3/30/32	4,955	4,320
	Virginia Electric & Power Co.	5.000%	4/1/33	3,110	3,188
	Virginia Electric & Power Co.	5.300%	8/15/33	5,082	5,302
	Virginia Electric & Power Co.	5.050%	8/15/34	5,122	5,261
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	5,186
	Wisconsin Electric Power Co.	4.750%	9/30/32	4,214	4,337
	Wisconsin Electric Power Co.	5.625%	5/15/33	2,840	3,072
	Wisconsin Electric Power Co.	4.600%	10/1/34	1,200	1,203
	Wisconsin Power & Light Co.	3.950%	9/1/32	6,000	5,767
	Wisconsin Power & Light Co.	4.950%	4/1/33	2,510	2,563
	Wisconsin Power & Light Co.	5.375%	3/30/34	2,190	2,294
	Xcel Energy Inc.	2.600%	12/1/29	4,378	4,004
	Xcel Energy Inc.	3.400%	6/1/30	4,345	4,122
	Xcel Energy Inc.	2.350%	11/15/31	3,623	3,104
	Xcel Energy Inc.	4.600%	6/1/32	5,855	5,802
	Xcel Energy Inc.	5.450%	8/15/33	7,317	7,590
	Xcel Energy Inc.	5.500%	3/15/34	3,200	3,329
					1,463,425
Total Corporate Bonds (Cost $16,572,405)					16,385,133
Sovereign Bonds (4.9%)
[1]	Asian Development Bank	1.750%	9/19/29	23,817	21,777
[1]	Asian Development Bank	1.875%	1/24/30	23,313	21,318
[1]	Asian Development Bank	0.750%	10/8/30	5,733	4,834
[1]	Asian Development Bank	1.500%	3/4/31	9,168	8,008
	Asian Development Bank	3.125%	4/27/32	6,575	6,303
[1]	Asian Development Bank	3.875%	9/28/32	11,110	11,197
[1]	Asian Development Bank	4.000%	1/12/33	22,435	22,656
[1]	Asian Development Bank	3.875%	6/14/33	18,380	18,394
[1]	Asian Development Bank	4.125%	1/12/34	21,890	22,294
	Asian Infrastructure Investment Bank	4.250%	3/13/34	8,845	9,083
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	3.125%	4/6/30	13,485	12,811
	Equinor ASA	2.375%	5/22/30	7,811	7,131
[1]	European Bank for Reconstruction & Development	4.250%	3/13/34	8,900	9,136
	European Investment Bank	1.625%	10/9/29	19,827	18,013
	European Investment Bank	3.750%	11/15/29	41,695	41,906
	European Investment Bank	0.875%	5/17/30	7,648	6,571
	European Investment Bank	3.625%	7/15/30	40,505	40,409
	European Investment Bank	0.750%	9/23/30	11,400	9,638
	European Investment Bank	1.250%	2/14/31	37,120	31,996
	European Investment Bank	1.625%	5/13/31	12,816	11,267
	European Investment Bank	4.375%	10/10/31	915	951
	European Investment Bank	3.750%	2/14/33	41,997	41,707
	European Investment Bank	4.125%	2/13/34	37,850	38,557
[5]	Export Development Canada	4.750%	6/5/34	8,210	8,771
	Export-Import Bank of Korea	1.250%	9/21/30	6,415	5,434
	Export-Import Bank of Korea	1.375%	2/9/31	2,650	2,207
	Export-Import Bank of Korea	2.125%	1/18/32	8,755	7,504
	Export-Import Bank of Korea	4.500%	9/15/32	4,240	4,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	5.125%	1/11/33	8,545	8,942
	Export-Import Bank of Korea	5.125%	9/18/33	5,700	5,982
[1]	Hong Kong Government International Bond	1.750%	11/24/31	8,160	7,060
[1]	Hydro-Quebec	8.500%	12/1/29	2,675	3,168
[1]	Hydro-Quebec	9.375%	4/15/30	2,995	3,730
	Inter-American Development Bank	3.500%	9/14/29	23,255	23,094
[1]	Inter-American Development Bank	1.125%	1/13/31	36,637	31,329
[1]	Inter-American Development Bank	3.625%	9/17/31	8,900	8,821
[1]	Inter-American Development Bank	3.500%	4/12/33	20,749	20,186
[1]	Inter-American Development Bank	4.500%	9/13/33	25,855	27,046
	Inter-American Development Bank	4.375%	7/17/34	17,985	18,641
	International Bank for Reconstruction & Development	3.625%	9/21/29	20,800	20,777
[1]	International Bank for Reconstruction & Development	1.750%	10/23/29	35,575	32,477
	International Bank for Reconstruction & Development	3.875%	2/14/30	37,545	37,912
[1]	International Bank for Reconstruction & Development	1.615%	3/11/30	625	550
	International Bank for Reconstruction & Development	0.875%	5/14/30	44,214	37,972
	International Bank for Reconstruction & Development	4.000%	7/25/30	32,195	32,716
	International Bank for Reconstruction & Development	0.750%	8/26/30	23,663	20,006
	International Bank for Reconstruction & Development	4.000%	1/10/31	23,695	24,042
	International Bank for Reconstruction & Development	1.250%	2/10/31	34,962	30,074
	International Bank for Reconstruction & Development	4.500%	4/10/31	33,945	35,423
	International Bank for Reconstruction & Development	1.625%	11/3/31	47,150	40,933
	International Bank for Reconstruction & Development	2.500%	3/29/32	30,380	27,940
	International Bank for Reconstruction & Development	4.750%	11/14/33	17,565	18,718
	International Bank for Reconstruction & Development	3.875%	8/28/34	24,598	24,506
	International Finance Corp.	0.750%	8/27/30	8,295	7,021
[6]	Japan Bank for International Cooperation	2.000%	10/17/29	7,823	7,157
[6]	Japan Bank for International Cooperation	1.250%	1/21/31	12,546	10,677
[6]	Japan Bank for International Cooperation	4.375%	1/24/31	10,880	11,145
[6]	Japan Bank for International Cooperation	1.875%	4/15/31	18,789	16,555
[6]	Japan Bank for International Cooperation	4.625%	4/17/34	4,880	5,104
[6]	Japan International Cooperation Agency	1.000%	7/22/30	4,550	3,859
[6]	Japan International Cooperation Agency	1.750%	4/28/31	4,808	4,187
[7]	KFW	1.750%	9/14/29	17,271	15,808
[7]	KFW	0.750%	9/30/30	19,024	16,077
[7]	KFW	4.750%	10/29/30	17,564	18,590
[7]	KFW	4.125%	7/15/33	34,070	34,725
[7]	KFW	4.375%	2/28/34	13,715	14,259
	Korea Development Bank	1.625%	1/19/31	3,690	3,124
	Korea Development Bank	2.000%	10/25/31	2,821	2,405
	Korea Development Bank	4.250%	9/8/32	3,735	3,683
	Korea Development Bank	4.375%	2/15/33	8,575	8,520
	Korea Development Bank	5.625%	10/23/33	1,810	1,965
[7]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,700	10,797
[1,7]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	8,430	9,126
[1]	Oriental Republic of Uruguay	4.375%	1/23/31	18,190	18,266
	Province of Alberta	1.300%	7/22/30	23,144	20,057
	Province of Alberta	4.500%	1/24/34	10,395	10,656
	Province of British Columbia	1.300%	1/29/31	14,495	12,384
	Province of British Columbia	4.200%	7/6/33	14,845	14,900
	Province of British Columbia	4.750%	6/12/34	26,372	27,566
	Province of Manitoba	4.300%	7/27/33	9,625	9,715
	Province of Manitoba	4.900%	5/31/34	8,162	8,625
	Province of Ontario	2.000%	10/2/29	12,050	11,060
	Province of Ontario	1.125%	10/7/30	12,178	10,394
	Province of Ontario	1.600%	2/25/31	10,927	9,491
	Province of Ontario	1.800%	10/14/31	8,520	7,392
[1]	Province of Ontario	2.125%	1/21/32	12,417	10,980
	Province of Ontario	5.050%	4/24/34	14,455	15,450
[1]	Province of Quebec	7.500%	9/15/29	6,475	7,524
	Province of Quebec	1.350%	5/28/30	20,100	17,545
	Province of Quebec	1.900%	4/21/31	6,790	5,986
	Province of Quebec	4.500%	9/8/33	12,495	12,833
	Province of Quebec	4.250%	9/5/34	21,030	21,155
[1]	Republic of Chile	2.450%	1/31/31	12,137	10,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Republic of Chile	2.550%	1/27/32	12,472	11,018
[1]	Republic of Chile	2.550%	7/27/33	18,163	15,579
[1]	Republic of Chile	3.500%	1/31/34	12,185	11,191
	Republic of Indonesia	2.850%	2/14/30	9,960	9,278
	Republic of Indonesia	3.850%	10/15/30	10,090	9,844
	Republic of Indonesia	1.850%	3/12/31	10,730	9,232
[1]	Republic of Indonesia	2.150%	7/28/31	9,965	8,638
[1]	Republic of Indonesia	3.550%	3/31/32	10,665	10,034
[1]	Republic of Indonesia	4.650%	9/20/32	11,524	11,635
[1]	Republic of Indonesia	4.850%	1/11/33	11,075	11,304
[1]	Republic of Indonesia	4.700%	2/10/34	5,498	5,544
[1]	Republic of Indonesia	4.750%	9/10/34	6,280	6,342
[1]	Republic of Italy	2.875%	10/17/29	18,955	17,577
	Republic of Korea	1.000%	9/16/30	5,270	4,491
	Republic of Korea	1.750%	10/15/31	4,975	4,294
[1]	Republic of Panama	3.160%	1/23/30	12,645	11,317
[1]	Republic of Panama	7.500%	3/1/31	8,355	9,150
[1]	Republic of Panama	2.252%	9/29/32	20,957	16,242
[1]	Republic of Panama	3.298%	1/19/33	8,261	6,894
	Republic of Peru	2.844%	6/20/30	1,450	1,322
[1]	Republic of Peru	2.783%	1/23/31	26,705	23,838
[1]	Republic of Peru	1.862%	12/1/32	8,608	6,912
	Republic of Peru	8.750%	11/21/33	17,887	22,537
[1]	Republic of Peru	3.000%	1/15/34	19,035	16,335
[1]	Republic of Poland	5.750%	11/16/32	12,145	13,037
[1]	Republic of Poland	4.875%	10/4/33	20,900	21,251
[1]	Republic of Poland	5.125%	9/18/34	21,300	21,904
	Republic of the Philippines	9.500%	2/2/30	16,150	20,077
	Republic of the Philippines	4.375%	3/5/30	4,625	4,640
	Republic of the Philippines	2.457%	5/5/30	8,804	7,995
	Republic of the Philippines	7.750%	1/14/31	13,914	16,445
	Republic of the Philippines	1.648%	6/10/31	10,039	8,476
	Republic of the Philippines	1.950%	1/6/32	6,405	5,425
	Republic of the Philippines	6.375%	1/15/32	8,447	9,430
	Republic of the Philippines	3.556%	9/29/32	5,555	5,205
	Republic of the Philippines	5.609%	4/13/33	6,300	6,742
	Republic of the Philippines	5.000%	7/17/33	10,285	10,594
	Republic of the Philippines	5.250%	5/14/34	9,185	9,611
[1]	State of Israel	2.500%	1/15/30	8,730	7,651
[1]	State of Israel	2.750%	7/3/30	15,550	13,613
[1]	State of Israel	4.500%	1/17/33	16,148	15,153
[1]	State of Israel	5.500%	3/12/34	24,730	24,665
[1]	Svensk Exportkredit AB	4.875%	10/4/30	10,365	10,925
[1]	United Mexican States	3.250%	4/16/30	18,099	16,612
[1]	United Mexican States	2.659%	5/24/31	29,179	25,084
[1]	United Mexican States	8.300%	8/15/31	4,800	5,770
[1]	United Mexican States	4.750%	4/27/32	21,396	20,605
[1]	United Mexican States	7.500%	4/8/33	5,065	5,812
[1]	United Mexican States	4.875%	5/19/33	20,055	19,221
[1]	United Mexican States	3.500%	2/12/34	22,605	19,259
[1]	United Mexican States	6.750%	9/27/34	13,000	14,056
Total Sovereign Bonds (Cost $2,130,081)					2,073,582
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	325	321
	California GO	2.500%	10/1/29	2,850	2,680
	California GO	1.750%	11/1/30	5,000	4,423
	California GO	5.750%	10/1/31	1,200	1,325
	California GO	6.000%	3/1/33	3,100	3,467
	California GO	4.500%	4/1/33	2,000	2,016
	California GO	7.500%	4/1/34	10,300	12,348
	California GO	5.150%	9/1/34	2,575	2,721
	Connecticut GO	5.850%	3/15/32	9,085	9,841
	Cook County IL GO	6.229%	11/15/34	925	1,010
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	10,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	8,300	8,752
	Illinois GO	5.100%	6/1/33	59,459	60,392
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	3,200	3,502
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	2,655	2,698
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	3,007	3,064
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	5,800	5,780
	Massachusetts GO	4.500%	8/1/31	5,150	5,142
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,339
	Massachusetts SO Revenue	4.110%	7/15/31	1,980	1,966
	National Finance Authority NH Revenue	3.300%	4/1/32	2,650	2,168
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,483
	New York City NY GO	5.206%	10/1/31	3,070	3,130
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,860	3,134
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	727
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,483
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,958
	University of California Revenue	1.614%	5/15/30	7,225	6,360
Total Taxable Municipal Bonds (Cost $174,352)					172,889
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[8]	Vanguard Market Liquidity Fund (Cost $168,447)	5.014%		1,684,592	168,459
Total Investments (99.4%) (Cost $42,377,565)					41,809,103
Other Assets and Liabilities—Net (0.6%)					250,646
Net Assets (100%)					42,059,749
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $272,474,000, representing 0.6% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at September 30, 2024.
C.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at September 30, 2024.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	23,009,040	—	23,009,040
Corporate Bonds	—	16,385,133	—	16,385,133
Sovereign Bonds	—	2,073,582	—	2,073,582
Taxable Municipal Bonds	—	172,889	—	172,889
Temporary Cash Investments	168,459	—	—	168,459
Total	168,459	41,640,644	—	41,809,103